UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, Florida 33331

(Address of principal executive offices)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-3573

Date of fiscal year end: May 31, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.39%
FGLMC Multifamily - 0.25%
Pool KF36, 2.85% (LIBOR USD 1 Month+0.340%), 08/25/2024	$4,946,146	$4,919,925

FGLMC Single Family - 9.56%
Pool Q16506, 3.00%, 02/01/2043	44,511	43,651
Pool Q40627, 3.00%, 05/01/2046	4,291,905	4,204,726
Pool Q41877, 3.00%, 07/01/2046	2,348,531	2,300,826
Pool Q43158, 3.00%, 09/01/2046	1,731,442	1,696,273
Pool Q44344, 3.00%, 11/01/2046	583,838	571,888
Pool Q44395, 3.00%, 11/01/2046	2,238,132	2,192,495
Pool Q45623, 3.00%, 01/01/2047	4,866,296	4,766,683
Pool Q07121, 3.50%, 04/01/2042	68,247	68,359
Pool Q07398, 3.50%, 04/01/2042	120,423	121,414
Pool Q37430, 3.50%, 11/01/2045	166,847	167,730
Pool Q38376, 3.50%, 01/01/2046	983,449	988,551
Pool Q39359, 3.50%, 03/01/2046	2,154,076	2,165,029
Pool Q40641, 3.50%, 05/01/2046	1,310,571	1,316,965
Pool Q45628, 3.50%, 01/01/2047	4,425,964	4,441,669
Pool Q47221, 3.50%, 03/01/2047	1,072,632	1,075,121
Pool Q48279, 3.50%, 05/01/2047	1,495,733	1,499,649
Pool Q49035, 3.50%, 06/01/2047	1,923,960	1,927,641
Pool Q49605, 3.50%, 07/01/2047	788,053	790,117
Pool Q50393, 3.50%, 09/01/2047	2,877,694	2,882,413
Pool Q50943, 3.50%, 09/01/2047	2,096,205	2,100,876
Pool Q51685, 3.50%, 10/01/2047	3,157,434	3,162,613
Pool V83539, 3.50%, 10/01/2047	2,807,304	2,814,342
Pool Q52610, 3.50%, 11/01/2047	3,114,408	3,121,349
Pool V83815, 3.50%, 12/01/2047	1,284,084	1,286,191
Pool Q53325, 3.50%, 01/01/2048	2,300,171	2,305,795
Pool Q54012, 3.50%, 01/01/2048	2,772,865	2,779,641
Pool Q54511, 3.50%, 02/01/2048	2,922,123	2,926,916
Pool Q54585, 3.50%, 02/01/2048	5,053,249	5,061,537
Pool Q54876, 3.50%, 03/01/2048	1,722,579	1,725,404
Pool Q55002, 3.50%, 03/01/2048	2,839,588	2,844,246
Pool A97097, 4.00%, 02/01/2041	66,773	68,139
Pool Q39374, 4.00%, 03/01/2046	83,620	85,598
Pool Q47223, 4.00%, 03/01/2047	1,709,553	1,747,188
Pool Q47775, 4.00%, 04/01/2047	1,189,629	1,217,215
Pool Q48287, 4.00%, 05/01/2047	3,350,605	3,424,374
Pool Q48819, 4.00%, 06/01/2047	3,173,896	3,247,500
Pool Q49040, 4.00%, 06/01/2047	5,798,151	5,926,737
Pool Q49606, 4.00%, 07/01/2047	4,231,446	4,325,290
Pool Q49898, 4.00%, 08/01/2047	1,834,591	1,874,280
Pool Q50397, 4.00%, 08/01/2047	3,824,815	3,909,640
Pool Q50951, 4.00%, 09/01/2047	3,220,382	3,291,804
Pool Q51686, 4.00%, 10/01/2047	2,485,434	2,539,203
Pool V83540, 4.00%, 10/01/2047	2,037,016	2,083,495
Pool Q01597, 4.00%, 01/01/2048	1,677,864	1,714,110
Pool Q53883, 4.00%, 01/01/2048	1,148,970	1,177,067
Pool Q54586, 4.00%, 02/01/2048	5,950,335	6,082,111
Pool Q54877, 4.00%, 02/01/2048	1,387,098	1,417,816
Pool Q55004, 4.00%, 03/01/2048	2,723,937	2,784,262
Pool Q55631, 4.00%, 04/01/2048	3,981,839	4,064,382
Pool Q56253, 4.00%, 05/01/2048	4,939,817	5,042,218
Pool Q56469, 4.00%, 06/01/2048	2,764,060	2,823,769
Pool Q56900, 4.00%, 06/01/2048	3,306,078	3,373,921
Pool Q57029, 4.00%, 07/01/2048	2,476,905	2,527,735
Pool Q57388, 4.00%, 07/01/2048	1,693,253	1,728,001
Pool Q57694, 4.00%, 08/01/2048	2,027,434	2,069,466
Pool Q58271, 4.00%, 09/01/2048	1,769,306	1,808,209
Pool Q58366, 4.00%, 09/01/2048	861,353	881,302
Pool Q58774, 4.00%, 10/01/2048	3,072,318	3,139,869
Pool Q59058, 4.00%, 10/01/2048	2,461,457	2,511,817
Pool Q59686, 4.00%, 11/01/2048	1,453,287	1,484,522
Pool Q60213, 4.00%, 12/01/2048	2,486,452	2,537,322
Pool Q61151, 4.00%, 01/01/2049	1,627,700	1,661,001
Pool Q60598, 4.00%, 01/01/2049	1,494,174	1,526,291
Pool Q61387, 4.00%, 02/01/2049	2,606,364	2,659,688
Pool Q61800, 4.00%, 03/01/2049	1,796,215	1,834,824
Pool Q61986, 4.00%, 03/01/2049	3,058,616	3,121,193
Pool A91363, 4.50%, 03/01/2040	294,185	308,103
Pool A91756, 4.50%, 03/01/2040	306,143	320,624

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool A92905, 4.50%, 06/01/2040	$132,641	$137,486
Pool A93467, 4.50%, 08/01/2040	286,527	300,083
Pool Q01597, 4.50%, 05/01/2041	296,041	306,854
Pool Q02377, 4.50%, 07/01/2041	163,764	169,746
Pool Q47624, 4.50%, 04/01/2047	1,095,413	1,143,362
Pool Q48294, 4.50%, 05/01/2047	1,075,076	1,116,249
Pool Q49044, 4.50%, 07/01/2047	2,422,844	2,520,279
Pool Q49608, 4.50%, 07/01/2047	1,014,266	1,056,259
Pool Q49902, 4.50%, 08/01/2047	380,507	396,260
Pool Q55774, 4.50%, 04/01/2048	2,228,109	2,320,934
Pool 56906, 4.50%, 05/01/2048	3,490,120	3,631,165
Pool Q56476, 4.50%, 05/01/2048	3,771,143	3,908,926
Pool 57388, 4.50%, 06/01/2048	3,154,551	3,285,980
Pool Q57906, 4.50%, 08/01/2048	2,864,942	2,984,308
Pool Q59454, 4.50%, 09/01/2048	1,039,234	1,082,534
Pool Q58775, 4.50%, 10/01/2048	2,722,545	2,832,580
Pool Q60215, 4.50%, 11/01/2048	2,346,386	2,432,089
Pool Q61389, 4.50%, 02/01/2049	1,267,171	1,315,399
Pool A68734, 5.00%, 07/01/2037	19,097	20,067
Pool A91364, 5.00%, 03/01/2040	357,757	376,813
Pool A92906, 5.00%, 07/01/2040	303,519	319,918
Pool A56707, 5.50%, 01/01/2037	67,200	71,290
Pool A58653, 5.50%, 03/01/2037	57,959	61,486
Pool A68746, 5.50%, 10/01/2037	142,087	150,733
Pool A76192, 5.50%, 04/01/2038	291,771	309,620
Pool A76444, 5.50%, 04/01/2038	111,311	118,085
Pool A78742, 5.50%, 06/01/2038	803,840	863,724
Pool G06072, 6.00%, 06/01/2038	468,711	514,641
Pool G06073, 6.50% 10/01/2037	790,303	913,162
		190,350,228

FHA Project Loans - 0.49%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,907,643	2,977,424
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,564,814	5,835,016
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	593,149	618,288
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	217,251	216,131
Pool Reilly, 7.43% 08/25/2021 (a) (b)	42,628	42,437
		9,689,296

FNMA Multifamily - 10.17%
Pool AM2208, 1.81%, 01/01/2020	660,723	654,545
Pool AN2159, 2.06%, 12/01/2022	1,440,893	1,428,379
Pool AN3157, 2.25%, 10/01/2026	4,454,541	4,238,008
Pool 471510, 2.29%, 06/01/2019	218,614	217,865
Pool AN1684, 2.30%, 06/01/2023	2,682,185	2,624,727
Pool AM1114, 2.34%, 11/01/2022	1,097,145	1,083,105
Pool AM2198, 2.48%, 01/01/2023	98,598	97,723
Pool AN3584, 2.53%, 11/01/2028	1,000,000	941,725
Pool AN1381, 2.56%, 08/01/2026	925,219	900,621
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,177,609
Pool AM8728, 2.65% (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,769,323	2,753,320
Pool AM8148, 2.68%, 03/01/2027	984,427	959,528
Pool AN1428, 2.69%, 04/01/2026	593,567	583,201
Pool AN0668, 2.75%, 10/01/2021	4,997,949	4,999,912
Pool AN0761, 2.75%, 10/01/2021	2,760,068	2,761,039
Pool AN0777, 2.75%, 11/01/2021	5,621,090	5,624,148
Pool AM9007, 2.78%, 05/01/2025	490,020	485,213
Pool AN0454, 2.80%, 02/01/2026	1,160,313	1,147,969
Pool AM8561, 2.82%, 04/01/2025	4,186,992	4,175,149
Pool AM4701, 2.84% (LIBOR USD 1 Month+0.490%), 11/01/2023	3,660,614	3,656,556
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,484,226
Pool AN0876, 2.85%, 02/01/2026	1,420,779	1,410,182
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,169,116
Pool 471460, 2.88%, 06/01/2022	880,980	884,100
Pool AM7627, 2.95%, 01/01/2025	2,933,873	2,944,459
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,721,926
Pool 471372, 2.96%, 05/01/2022	350,547	352,544
Pool AN5781, 2.96%, 06/01/2029	388,975	380,390
Pool AN8458, 2.97%, 02/01/2025	5,000,000	5,001,868
Pool AN5536, 2.97%, 05/01/2027	3,331,830	3,311,491
Pool AN6926, 3.00%, 11/01/2032	1,027,737	984,217
Pool AN0915, 3.01%, 02/01/2026	475,257	476,144

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool AN7354, 3.03%, 11/01/2027	$2,721,171	$2,697,843
Pool AN3838, 3.05%, 01/01/2022	485,565	485,379
Pool AN5273, 3.06%, 05/01/2027	410,224	408,712
Pool AN6579, 3.06%, 09/01/2027	1,489,369	1,476,462
Pool AN5758, 3.09%, 06/01/2027	1,536,782	1,534,626
Pool AN4301, 3.15%, 01/01/2027	500,000	503,044
Pool AN8567, 3.15%, 03/01/2028	7,597,701	7,593,935
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,196,675
Pool AN8521, 3.19%, 03/01/2028	2,500,000	2,465,558
Pool AN9141, 3.20%, 05/01/2025	1,310,000	1,322,390
Pool AN6262, 3.20%, 08/01/2027	522,886	525,879
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,438,025
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,254,513
Pool AN4133, 3.21%, 01/01/2033	241,017	233,965
Pool AM8227, 3.21%, 03/01/2033	93,562	91,519
Pool AM9393, 3.23%, 07/01/2025	942,724	966,491
Pool AN5792, 3.30%, 04/01/2034	937,078	903,397
Pool AM9780, 3.31%, 03/01/2031	384,624	377,994
Pool AM6620, 3.34%, 08/01/2024	555,752	556,492
Pool AN4425, 3.34%, 01/01/2032	3,000,000	2,939,099
Pool AN8814, 3.36%, 04/01/2028	987,591	998,218
Pool AN4505, 3.36%, 02/01/2032	988,989	982,432
Pool 470414, 3.37%, 01/01/2022	219,564	219,036
Pool AM3973, 3.37%, 07/01/2023	3,321,193	3,403,342
Pool AN4770, 3.38%, 03/01/2027	4,278,163	4,370,034
Pool AN4978, 3.39%, 03/01/2033	13,250,000	12,911,740
Pool AN5418, 3.40%, 05/01/2033	750,000	718,890
Pool AM5883, 3.41%, 05/01/2024	1,293,607	1,325,316
Pool AM5986, 3.44%, 06/01/2026	600,000	615,088
Pool AN9534, 3.45%, 06/01/2025	2,475,040	2,540,208
Pool AN4404, 3.45%, 01/01/2027	697,872	712,433
Pool 469683, 3.54%, 11/01/2021	1,534,429	1,565,754
Pool BL0478, 3.57%, 10/01/2025	2,090,033	2,149,191
Pool AN9020, 3.57%, 04/01/2030	6,715,000	6,816,471
Pool AN4782, 3.69%, 02/01/2037	1,651,240	1,634,493
Pool AN1108, 3.76%, 03/01/2046	285,620	281,730
Pool AN4171, 3.79%, 01/01/2035	824,128	846,313
Pool AN9844, 3.80%, 07/01/2030	813,150	846,884
Pool 469075, 3.82%, 09/01/2021	663,872	680,907
Pool BL1090, 3.82%, 12/01/2025	997,949	1,045,989
Pool AM9376, 3.83%, 07/01/2045	473,580	468,199
Pool 466973, 3.85%, 01/01/2021	2,024,328	2,054,275
Pool 469094, 3.90%, 09/01/2026	150,945	154,901
Pool AN0360, 3.95%, 12/01/2045	100,000	101,129
Pool 468263, 3.98%, 06/01/2021	3,515,886	3,601,103
Pool AN4676, 4.10%, 03/01/2047	1,311,205	1,344,621
Pool AM5197, 4.20%, 01/01/2030	393,181	419,486
Pool 465435, 4.22%, 07/01/2020	414,753	422,062
Pool 467899, 4.23%, 04/01/2021	416,416	428,467
Pool 467460, 4.33%, 04/01/2021	702,019	723,711
Pool 463873, 4.38%, 11/01/2019	370,240	373,625
Pool 467315, 4.46%, 02/01/2021	357,625	368,677
Pool 467732, 4.57%, 04/01/2021	264,056	263,540
Pool 468251, 4.76%, 06/01/2026	567,763	613,817
Pool 464133, 4.85%, 01/01/2025	1,920,668	2,041,754
Pool 387517, 5.02%, 08/01/2020	562,610	574,635
Pool 466907, 5.13%, 03/01/2026	374,797	407,595
Pool 387215, 5.19%, 01/01/2023	403,469	422,681
Pool 465394, 5.20%, 03/01/2026	504,386	542,479
Pool 463895, 5.25%, 10/01/2025	348,858	392,811
Pool 464523, 5.51%, 07/01/2024	998,755	1,104,556
Pool 874487, 5.52%, 05/01/2025	463,217	510,547
Pool 873550, 5.55%, 04/01/2024	211,747	229,073
Pool 463000, 5.58%, 08/01/2021	1,188,875	1,245,320
Pool 874481, 5.75%, 04/01/2022	3,241,121	3,396,728
Pool 387005, 5.95%, 06/01/2022	319,606	321,562
Pool 873949, 5.95%, 09/01/2024	1,168,463	1,243,985
Pool 463839, 5.96%, 11/01/2027	623,381	688,302
Pool 873679, 6.10%, 06/01/2024	410,071	442,802
Pool 467914, 6.10%, 04/01/2041	499,141	576,102
Pool 463997, 6.12%, 12/01/2027	925,289	1,048,601
Pool 958614, 6.22%, 04/01/2027	343,918	379,956
Pool 464836, 6.23%, 03/01/2028	1,617,057	1,754,606
Pool 465260, 6.33%, 06/01/2028	1,465,475	1,690,721

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool 464254, 6.34%, 11/01/2027	$2,452,702	$2,798,333
Pool 464969, 6.34%, 04/01/2028	2,495,231	2,893,336
Pool 874736, 6.43%, 10/01/2025	417,933	459,179
Pool 464632, 6.50%, 02/01/2028	459,830	480,294
Pool 465588, 6.55%, 07/01/2028	558,733	642,875
Pool 466756, 6.59%, 12/01/2028	1,705,229	1,987,842
Pool 464573, 6.72%, 02/01/2040	2,187,006	2,432,888
Pool 466595, 6.78%, 11/01/2025	3,524,568	4,187,625
Pool 469854, 8.26% 12/01/2026	1,565,444	1,990,954
		202,493,227

FNMA Single Family - 20.23%
Pool AB6333, 3.00%, 09/01/2042	722,865	710,329
Pool AP7482, 3.00%, 09/01/2042	116,934	114,907
Pool AP9712, 3.00%, 09/01/2042	116,367	114,349
Pool AB7486, 3.00%, 12/01/2042	1,136,170	1,116,464
Pool AR5591, 3.00%, 01/01/2043	74,339	73,049
Pool AT1983, 3.00%, 04/01/2043	735,701	722,942
Pool AB9496, 3.00%, 05/01/2043	69,882	68,660
Pool AR6415, 3.00%, 05/01/2043	371,571	365,127
Pool AT0343, 3.00%, 05/01/2043	49,501	48,642
Pool AS7134, 3.00%, 05/01/2046	1,570,247	1,536,198
Pool AS7340, 3.00%, 06/01/2046	3,625,601	3,546,982
Pool BC1141, 3.00%, 06/01/2046	970,413	949,370
Pool AS7521, 3.00%, 07/01/2046	2,305,312	2,255,323
Pool BD0472, 3.00%, 07/01/2046	831,506	813,424
Pool AS7816, 3.00%, 08/01/2046	4,712,594	4,610,401
Pool BC2796, 3.00%, 08/01/2046	2,038,384	1,994,181
Pool AS7899, 3.00%, 09/01/2046	2,345,455	2,294,593
Pool BD6343, 3.00%, 09/01/2046	1,016,353	993,934
Pool AS8079, 3.00%, 10/01/2046	2,967,179	2,902,837
Pool BC4722, 3.00%, 10/01/2046	725,499	709,766
Pool AS8290, 3.00%, 11/01/2046	2,888,513	2,825,800
Pool AS8463, 3.00%, 12/01/2046	3,423,023	3,348,798
Pool BC9073, 3.00%, 12/01/2046	3,096,141	3,029,003
Pool BD7042, 3.00%, 03/01/2047	1,000,655	978,954
Pool TBA, 3.50%, 03/01/2040	2,098,479	2,099,463
Pool AS0092, 3.50%, 07/01/2043	225,840	227,433
Pool AU1769, 3.50%, 08/01/2043	355,864	358,310
Pool AX4858, 3.50%, 12/01/2044	342,282	343,928
Pool AX7551, 3.50%, 01/01/2045	403,786	405,978
Pool AY4388, 3.50%, 02/01/2045	598,505	601,939
Pool AS4536, 3.50%, 03/01/2045	313,524	314,984
Pool AX9585, 3.50%, 03/01/2045	1,998,965	2,008,270
Pool AY5019, 3.50%, 03/01/2045	207,526	207,953
Pool AS4738, 3.50%, 04/01/2045	1,109,032	1,114,194
Pool AY1387, 3.50%, 04/01/2045	361,720	363,404
Pool AS4913, 3.50%, 05/01/2045	1,232,808	1,238,547
Pool AY3458, 3.50%, 05/01/2045	531,023	533,495
Pool AY8252, 3.50%, 05/01/2045	230,368	230,855
Pool AY8271, 3.50%, 05/01/2045	213,704	214,143
Pool AS5117, 3.50%, 06/01/2045	1,141,401	1,146,715
Pool AZ2274, 3.50%, 06/01/2045	284,028	284,640
Pool AZ2316, 3.50%, 06/01/2045	272,610	273,195
Pool AS5351, 3.50%, 07/01/2045	310,955	312,403
Pool AZ0805, 3.50%, 07/01/2045	937,492	941,856
Pool AZ5686, 3.50%, 07/01/2045	204,395	204,815
Pool AS5579, 3.50%, 08/01/2045	264,879	266,113
Pool AZ5696, 3.50%, 08/01/2045	236,606	237,202
Pool AS5767, 3.50%, 09/01/2045	619,934	622,820
Pool AZ2904, 3.50%, 09/01/2045	311,916	313,369
Pool AZ9193, 3.50%, 09/01/2045	255,287	255,812
Pool AS5917, 3.50%, 10/01/2045	977,706	982,258
Pool AZ4755, 3.50%, 10/01/2045	162,099	162,854
Pool AS6127, 3.50%, 11/01/2045	880,006	884,013
Pool AS6309, 3.50%, 12/01/2045	604,896	607,713
Pool BC0066, 3.50%, 12/01/2045	311,451	312,764
Pool AS6467, 3.50%, 01/01/2046	2,356,653	2,367,140
Pool AS6616, 3.50%, 02/01/2046	1,444,676	1,450,954
Pool BC0223, 3.50%, 02/01/2046	1,568,583	1,575,562
Pool BC0226, 3.50%, 02/01/2046	223,996	225,016
Pool AS6785, 3.50%, 03/01/2046	2,879,497	2,892,309

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool AS6956, 3.50%, 04/01/2046	$2,795,407	$2,807,268
Pool BC0801, 3.50%, 04/01/2046	1,096,647	1,101,526
Pool AS7135, 3.50%, 05/01/2046	365,034	366,395
Pool BC6041, 3.50%, 05/01/2046	1,184,863	1,187,116
Pool BD0456, 3.50%, 06/01/2046	273,631	274,279
Pool BC9068, 3.50%, 12/01/2046	728,039	730,377
Pool AS8635, 3.50%, 01/01/2047	4,742,602	4,754,897
Pool AS8808, 3.50%, 02/01/2047	3,159,239	3,170,366
Pool AS8918, 3.50%, 03/01/2047	6,986,824	7,003,504
Pool BD7046, 3.50%, 03/01/2047	6,154,186	6,170,147
Pool BE7198, 3.50%, 03/01/2047	825,493	827,691
Pool AS9380, 3.50%, 04/01/2047	2,881,978	2,890,642
Pool BH1139, 3.50%, 04/01/2047	685,054	686,199
Pool BH1158, 3.50%, 04/01/2047	617,450	618,223
Pool AS9548, 3.50%, 05/01/2047	5,003,675	5,015,620
Pool BD2416, 3.50%, 05/01/2047	2,667,809	2,673,077
Pool AS9814, 3.50%, 06/01/2047	5,238,639	5,256,550
Pool BE3687, 3.50%, 06/01/2047	1,496,991	1,500,255
Pool BH5307, 3.50%, 06/01/2047	900,129	901,758
Pool AS9943, 3.50%, 07/01/2047	5,528,575	5,536,069
Pool BH5329, 3.50%, 07/01/2047	385,645	386,191
Pool BH2607, 3.50%, 08/01/2047	1,445,417	1,450,358
Pool CA0116, 3.50%, 08/01/2047	3,477,569	3,481,008
Pool BH2671, 3.50%, 09/01/2047	2,630,508	2,633,109
Pool BH5391, 3.50%, 09/01/2047	1,000,621	1,002,214
Pool CA0408, 3.50%, 09/01/2047	1,594,569	1,596,146
Pool BH4063, 3.50%, 10/01/2047	2,050,267	2,052,294
Pool BH9370, 3.50%, 10/01/2047	1,957,971	1,961,089
Pool CA0566, 3.50%, 10/01/2047	2,065,861	2,067,905
Pool BH5746, 3.50%, 11/01/2047	3,616,780	3,620,357
Pool CA0744, 3.50%, 11/01/2047	1,353,435	1,354,774
Pool BH7046, 3.50%, 12/01/2047	6,225,963	6,232,120
Pool BJ1663, 3.50%, 12/01/2047	3,071,737	3,074,775
Pool CA0918, 3.50%, 12/01/2047	2,364,792	2,367,130
Pool BH7097, 3.50%, 01/01/2048	4,341,194	4,345,487
Pool BJ4551, 3.50%, 01/01/2048	2,380,236	2,382,590
Pool BJ4562, 3.50%, 01/01/2048	1,217,928	1,219,866
Pool CA1074, 3.50%, 01/01/2048	3,937,595	3,959,548
Pool BH9270, 3.50%, 02/01/2048	4,237,606	4,241,797
Pool BJ4611, 3.50%, 02/01/2048	2,884,097	2,886,950
Pool BJ4612, 3.50%, 02/01/2048	1,308,330	1,310,412
Pool CA1243, 3.50%, 02/01/2048	7,986,043	8,009,375
Pool BJ0616, 3.50%, 03/01/2048	3,668,505	3,672,133
Pool BJ0652, 3.50%, 03/01/2048	2,919,925	2,922,813
Pool BK1959, 3.50%, 03/01/2048	1,989,176	1,991,143
Pool BK1960, 3.50%, 03/01/2048	1,602,594	1,605,491
Pool CA1414, 3.50%, 03/01/2048	4,887,901	4,892,735
Pool BN5245, 3.50%, 02/01/2049	1,488,734	1,490,206
Pool MA3597, 3.50%, 02/01/2049	19,938,933	19,958,653
Pool FN BN4385, 3.50%, 03/01/2049	1,145,095	1,149,881
Pool AH0540, 4.00%, 12/01/2040	46,405	47,336
Pool AH2979, 4.00%, 01/01/2041	83,522	85,517
Pool AH5643, 4.00%, 01/01/2041	145,809	149,986
Pool AH5671, 4.00%, 02/01/2041	215,696	221,818
Pool AH8877, 4.00%, 04/01/2041	148,342	152,867
Pool AI9871, 4.00%, 09/01/2041	82,698	84,957
Pool AJ4024, 4.00%, 10/01/2041	120,300	123,746
Pool TBA, 4.00%, 03/01/2042	2,251,243	2,295,169
Pool AU9998, 4.00%, 09/01/2043	136,959	140,882
Pool AS0716, 4.00%, 10/01/2043	939,019	965,336
Pool AU6721, 4.00%, 10/01/2043	227,488	234,004
Pool AV0191, 4.00%, 10/01/2043	87,558	89,354
Pool AV0214, 4.00%, 10/01/2043	122,578	125,121
Pool AS0929, 4.00%, 11/01/2043	429,528	440,771
Pool AU6999, 4.00%, 11/01/2043	1,099,876	1,132,054
Pool AU7007, 4.00%, 11/01/2043	258,315	265,342
Pool AS1368, 4.00%, 12/01/2043	118,619	121,700
Pool AV0670, 4.00%, 12/01/2043	273,817	280,984
Pool AS1427, 4.00%, 01/01/2044	201,454	206,143
Pool AV6342, 4.00%, 01/01/2044	165,139	169,038
Pool AS1671, 4.00%, 02/01/2044	104,944	107,798
Pool AV5020, 4.00%, 02/01/2044	388,432	398,997
Pool AS1877, 4.00%, 03/01/2044	55,810	57,117
Pool AV7087, 4.00%, 03/01/2044	499,294	513,284

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool AW0985, 4.00%, 05/01/2044	$145,887	$149,705
Pool AW3597, 4.00%, 06/01/2044	305,675	313,423
Pool AW5358, 4.00%, 06/01/2044	76,894	78,692
Pool AS2826, 4.00%, 07/01/2044	198,353	203,666
Pool AW8968, 4.00%, 07/01/2044	118,446	121,055
Pool AS3009, 4.00%, 08/01/2044	371,465	380,726
Pool AS3493, 4.00%, 10/01/2044	624,389	640,085
Pool AX0902, 4.00%, 10/01/2044	134,606	138,000
Pool AX3165, 4.00%, 10/01/2044	38,408	39,179
Pool AS3951, 4.00%, 11/01/2044	73,007	74,473
Pool AX4856, 4.00%, 12/01/2044	140,563	144,644
Pool AX7550, 4.00%, 12/01/2044	196,989	200,943
Pool AY5025, 4.00%, 03/01/2045	966,501	986,957
Pool TBA, 4.00%, 04/15/2045	1,471,502	1,502,467
Pool AY8277, 4.00%, 05/01/2045	165,385	168,886
Pool AZ5697, 4.00%, 08/01/2045	278,751	284,723
Pool AZ9195, 4.00%, 09/01/2045	175,492	179,344
Pool BE7194, 4.00%, 03/01/2047	3,207,812	3,274,880
Pool BE7216, 4.00%, 04/01/2047	1,930,527	1,972,201
Pool BH1143, 4.00%, 04/01/2047	1,452,934	1,483,328
Pool BD2419, 4.00%, 05/01/2047	2,313,300	2,365,954
Pool BH1167, 4.00%, 05/01/2047	1,501,849	1,532,979
Pool BE3689, 4.00%, 06/01/2047	4,634,216	4,739,518
Pool BH5309, 4.00%, 06/01/2047	3,765,794	3,847,694
Pool CA2094, 4.00%, 06/13/2047	6,000,154	6,121,186
Pool BE3762, 4.00%, 07/01/2047	3,390,950	3,468,523
Pool BH5335, 4.00%, 07/01/2047	1,193,837	1,221,233
Pool BH5361, 4.00%, 08/01/2047	1,644,363	1,679,230
Pool BH5395, 4.00%, 09/01/2047	1,968,685	2,014,044
Pool CA2532, 4.00%, 09/01/2047	2,944,667	3,003,772
Pool BH4060, 4.00%, 10/01/2047	1,428,329	1,460,620
Pool BH9379, 4.00%, 10/01/2047	896,416	916,989
Pool BH5748, 4.00%, 11/01/2047	1,685,274	1,722,268
Pool BJ4571, 4.00%, 01/01/2048	961,061	983,126
Pool BK1957, 4.00%, 03/01/2048	1,490,807	1,521,513
Pool BK1968, 4.00%, 03/01/2048	4,732,876	4,829,288
Pool BK1969, 4.00%, 03/01/2048	1,637,235	1,670,681
Pool BK2557, 4.00%, 03/01/2048	2,282,414	2,334,711
Pool BK2008, 4.00%, 04/01/2048	2,081,133	2,123,382
Pool BJ2752, 4.00%, 05/01/2048	4,053,780	4,138,205
Pool BJ9235, 4.00%, 06/01/2048	7,625,770	7,787,919
Pool BK5289, 4.00%, 06/01/2048	2,982,794	3,043,764
Pool CA1934, 4.00%, 06/01/2048	9,253,477	9,444,173
Pool BK0898, 4.00%, 07/01/2048	2,333,576	2,380,646
Pool BK8813, 4.00%, 07/01/2048	2,784,669	2,840,563
Pool BK4747, 4.00%, 08/01/2048	1,557,346	1,588,760
Pool BK8829, 4.00%, 08/01/2048	1,687,441	1,725,799
Pool BH0713, 4.00%, 09/01/2048	1,708,753	1,743,051
Pool BK4815, 4.00%, 09/01/2048	2,597,208	2,649,339
Pool BK8895, 4.00%, 09/01/2048	1,830,271	1,867,008
Pool CA2315, 4.00%, 09/01/2048	5,565,321	5,677,027
Pool BK7669, 4.00%, 10/01/2048	2,666,933	2,720,464
Pool BK7934, 4.00%, 11/01/2048	4,541,399	4,632,554
Pool BH0723, 4.00%, 12/01/2048	1,153,762	1,176,920
Pool BN0321, 4.00%, 12/01/2048	1,474,449	1,504,044
Pool BN3958, 4.00%, 12/01/2048	2,036,044	2,076,912
Pool CA2994, 4.00%, 01/01/2049	2,606,102	2,658,412
Pool BN4338, 4.00%, 02/01/2049	1,421,739	1,450,276
Pool BN4347, 4.00%, 02/01/2049	1,068,661	1,090,111
Pool BN5288, 4.00%, 02/01/2049	5,432,680	5,541,724
Pool CA3143, 4.00%, 02/01/2049	1,558,904	1,598,481
Pool BN4373, 4.00%, 03/01/2049	2,061,640	2,103,021
Pool FN BN4386, 4.00%, 03/01/2049	950,092	972,582
Pool AC4095, 4.50%, 09/01/2039	9,363	9,694
Pool AH6769, 4.50%, 03/01/2041	289,822	304,322
Pool AI3491, 4.50%, 06/01/2041	248,793	260,891
Pool AI5362, 4.50%, 06/01/2041	371,711	389,162
Pool AI6155, 4.50%, 07/01/2041	650,836	681,111
Pool AI8167, 4.50%, 08/01/2041	389,096	407,062
Pool BH1145, 4.50%, 04/01/2047	974,805	1,012,929
Pool BK2031, 4.50%, 04/01/2048	1,507,839	1,568,993
Pool BK5278, 4.50%, 05/01/2048	3,296,491	3,413,474
Pool BK5299, 4.50%, 06/01/2048	2,316,570	2,410,528

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool BK8815, 4.50%, 07/01/2048	$3,159,784	$3,284,001
Pool BK8869, 4.50%, 09/01/2048	2,362,263	2,463,979
Pool BK8905, 4.50%, 09/01/2048	1,068,620	1,114,632
Pool BN0889, 4.50%, 11/01/2048	1,635,487	1,699,783
Pool BN0323, 4.50%, 12/01/2048	957,127	991,296
Pool BN0928, 4.50%, 12/01/2048	1,387,189	1,441,726
Pool BN4308, 4.50%, 12/01/2048	1,567,189	1,622,735
Pool CA2842, 4.50%, 12/01/2048	2,447,906	2,535,301
Pool BN5289, 4.50%, 01/01/2049	703,476	728,574
Pool BN4339, 4.50%, 02/01/2049	1,075,475	1,119,101
Pool BN4384, 4.50%, 03/01/2049	1,825,310	1,889,996
Pool 890230, 5.00%, 07/01/2040	5,363,701	5,743,016
Pool AD8500, 5.00%, 08/01/2040	531,795	565,495
Pool AH6772, 5.00%, 03/01/2041	122,498	128,522
Pool AH8879, 5.00%, 04/01/2041	342,330	359,161
Pool AI3492, 5.00%, 06/01/2041	276,411	289,999
Pool AI6154, 5.00%, 07/01/2041	124,615	130,743
Pool BK5300, 5.00%, 05/01/2048	1,469,118	1,553,003
Pool BK8817, 5.00%, 07/01/2048	1,442,674	1,521,932
Pool BK8870, 5.00%, 09/01/2048	1,223,425	1,293,287
Pool 890246, 5.50%, 11/01/2038	1,857,930	2,017,853
Pool 890247, 6.00%, 09/01/2038	2,942,287	3,238,439
Pool 886136, 6.50%, 07/01/2036	177,830	195,075
Pool 900106, 6.50%, 08/01/2036	62,680	68,759
Pool 900649, 6.50%, 09/01/2036	112,023	122,887
Pool 947771, 6.50% 09/01/2037	91,784	100,766
		402,890,352

FRESB Multifamily - 0.10%
Pool 2017-SB43, 2.79% (LIBOR USD 1 Month+2.740%), 10/25/2037	1,297,186	1,292,898
Pool 2017-SB43, 3.00% 10/25/2027 (c)	704,561	694,263
		1,987,161

GNMA Multifamily - 23.31%
Pool 2013-73 A, 0.98%, 12/16/2035	671,968	634,615
Pool 2013-45 A, 1.45%, 10/16/2040	558,544	540,146
Pool 2013-61 A, 1.45%, 01/16/2043	369,111	351,926
Pool 2013-30 A, 1.50%, 05/16/2042	985,526	928,555
Pool 2013-85 A, 1.55%, 09/16/2046	1,471,532	1,351,315
Pool 2013-7 AC, 1.60%, 03/16/2047	1,457,537	1,349,759
Pool 2012-27 A, 1.61%, 07/16/2039	665,507	647,728
Pool 2012-139 AB, 1.67%, 02/16/2053	317,498	286,707
Pool 2013-118 AC, 1.70%, 06/16/2036	1,865,436	1,799,764
Pool 2013-50 AB, 1.73%, 05/16/2045	1,331,196	1,233,570
Pool 2014-103, 1.74%, 06/16/2053	1,289,421	1,254,028
Pool 2012-144 AD, 1.77%, 01/16/2053	495,106	469,286
Pool 2012-99 AE, 1.80%, 02/16/2048	1,230,912	1,140,640
Pool 2013-12 AB, 1.83%, 11/16/2052	227,950	212,258
Pool 2013-72 AC, 1.88%, 05/16/2046	1,902,605	1,760,503
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,551,529	1,415,274
Pool 2014-168 A, 1.90%, 06/16/2041	397,050	386,480
Pool 2012-150 AB, 1.90%, 08/16/2044	166,311	153,971
Pool 2012-120 A, 1.90%, 02/16/2053	1,909,846	1,775,594
Pool 2013-176 AB, 2.00%, 11/16/2038	107,749	105,127
Pool 2013-107 A, 2.00%, 05/16/2040	96,668	93,656
Pool 2013-92 AB, 2.00%, 02/16/2043	847,291	819,983
Pool 2013-143 A, 2.00%, 04/16/2043	104,616	102,505
Pool 2013-128 AB, 2.00%, 10/16/2051	2,469,162	2,321,356
Pool 2011-143, 2.00%, 10/16/2057	4,331,240	3,966,905
Pool 2012-72 AB, 2.03%, 02/16/2046	167,601	163,426
Pool 2012-112 AD, 2.09%, 02/16/2053	224,334	213,816
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	486,344	451,070
Pool 2012-2 AB, 2.11%, 03/16/2037	498,795	492,626
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	229,961	214,896
Pool AA8478, 2.15%, 05/15/2035	324,377	310,666
Pool AA8479, 2.15%, 11/15/2035	676,208	647,524
Pool 2014-67 A, 2.15%, 05/16/2039	856,243	841,630
Pool 2012-70 AB, 2.18%, 08/16/2052	440,446	414,970
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	998,117
Pool 2013-94 AB, 2.20%, 03/16/2054	468,885	445,447
Pool 2016-152, 2.20%, 08/15/2058	2,503,680	2,302,184
Pool 2014-75 A, 2.21%, 06/16/2047	763,929	751,767
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	293,510

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool AC5324, 2.23%, 09/15/2032	$2,324,162	$2,229,536
Pool 2016-40, 2.25%, 03/16/2050	8,961,610	8,407,756
Pool 2012-111 AB, 2.25%, 09/16/2052	1,680,855	1,654,535
Pool 2016-175, 2.25%, 09/16/2058	4,688,794	4,258,497
Pool 2014-130 CA, 2.30%, 11/16/2042	170,905	166,148
Pool 2017-20, 2.30%, 09/16/2057	2,326,376	2,158,455
Pool 2016-125, 2.30%, 12/16/2057	3,879,222	3,584,243
Pool 2017-003, 2.30%, 09/16/2058	5,016,842	4,622,612
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	442,178
Pool 2015-125 AB, 2.35%, 04/16/2047	8,562,208	8,178,983
Pool 2016-87, 2.35%, 03/16/2058	957,978	889,276
Pool 2016-14 DA, 2.40%, 05/16/2046	4,879,825	4,638,008
Pool 2016-40, 2.40%, 06/16/2049	3,567,949	3,364,545
Pool 2018-16, 2.40%, 03/16/2050	6,958,335	6,660,471
Pool 2017-30, 2.40%, 03/16/2051	4,625,920	4,369,352
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	147,261	142,598
Pool 2017-50, 2.40%, 01/16/2057	5,410,316	5,035,728
Pool 2016-96, 2.40%, 12/16/2057	858,750	801,722
Pool 2017-16, 2.40%, 01/16/2058	2,032,859	1,898,895
Pool 2017-29, 2.40%, 01/16/2058	6,316,185	6,012,981
Pool 2016-113, 2.40%, 02/16/2058	1,748,122	1,622,374
Pool 2018-26, 2.40%, 02/16/2058	10,728,667	10,334,274
Pool 2017-49, 2.40%, 05/16/2058	3,506,994	3,289,734
Pool 2017-41, 2.40%, 07/16/2058	2,489,794	2,332,587
Pool 2017-7, 2.41%, 12/16/2058 (c)	4,177,169	3,739,709
Pool 778465, 2.45%, 09/15/2047	1,625,538	1,580,068
Pool 2017-169, 2.45%, 03/16/2050	5,273,296	5,050,206
Pool AC9553, 2.47%, 02/15/2048	8,925,446	8,603,550
Pool 2014-172, 2.50%, 09/16/2041	1,334,932	1,317,848
Pool 2017-169, 2.50%, 10/01/2047	245,272	229,665
Pool AE4484, 2.50%, 06/15/2048	3,783,231	3,643,785
Pool 2018-47, 2.50%, 01/16/2049	1,178,303	1,142,593
Pool 2017-111, 2.50%, 06/16/2051	386,701	369,849
Pool 2015-114 AD, 2.50%, 11/15/2051	2,816,366	2,736,296
Pool 2017-9, 2.50%, 09/16/2056	2,035,939	1,911,904
Pool 2017-157, 2.50%, 10/16/2056	2,391,685	2,260,365
Pool 2017-28, 2.50%, 02/16/2057	5,323,219	4,996,031
Pool 2016-36 A, 2.50%, 03/16/2057	946,143	882,041
Pool 2017-72, 2.50%, 04/16/2057	1,116,872	1,048,829
Pool 2016-71, 2.50%, 10/16/2057	3,443,336	3,255,820
Pool 2017-46, 2.50%, 11/16/2057	5,052,830	4,745,821
Pool 2017-64, 2.50%, 11/16/2057	1,206,998	1,132,299
Pool 2017-22, 2.50%, 12/16/2057	9,502,029	8,926,015
Pool 2018-30, 2.50%, 02/16/2058	4,406,893	4,273,177
Pool 2017-47, 2.50%, 08/16/2058	2,550,291	2,399,196
Pool 2017-81, 2.50%, 09/16/2058	1,466,419	1,373,675
Pool 2017-97, 2.50%, 09/16/2058	492,403	463,311
Pool 2018-3, 2.50%, 10/16/2058	7,707,279	7,304,465
Pool 2017-154, 2.50%, 12/16/2058	2,950,710	2,764,656
Pool 2017-127, 2.50%, 02/16/2059	1,460,728	1,365,660
Pool 2017-143, 2.50%, 02/16/2059	2,709,561	2,544,524
Pool 2018-75, 2.50%, 04/16/2059	1,985,036	1,899,054
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,495,686	3,262,870
Pool 2018-2, 2.50%, 07/16/2059	1,076,043	1,016,768
Pool 2011-161 B, 2.53%, 07/16/2038	349,183	346,800
Pool 2014-164 AN, 2.54%, 03/16/2055 (c)	2,160,749	2,105,433
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	6,737	6,326
Pool 2016-64, 2.55%, 12/16/2057	2,343,880	2,195,612
Pool 2017-106, 2.60%, 04/16/2051	843,846	804,656
Pool 2015-101 AE, 2.60%, 03/16/2052	1,515,291	1,447,701
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,500,968	5,265,543
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,469,494	6,177,184
Pool 2018-69, 2.60%, 03/16/2056	4,947,004	4,804,921
Pool 2018-74 AG, 2.60%, 03/16/2056	3,949,605	3,823,098
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,366,297	1,303,170
Pool 2016-24, 2.60%, 12/16/2056	6,260,545	5,961,225
Pool 2016-41, 2.60%, 06/16/2057	1,823,219	1,722,784
Pool 2017-90, 2.60%, 07/16/2057	903,458	858,916
Pool 2017-62, 2.60%, 11/16/2057	1,452,831	1,389,021
Pool 2017-92, 2.60%, 06/16/2058	3,308,802	3,175,833
Pool 2018-16, 2.60%, 06/16/2058	4,177,131	3,997,112
Pool 2018-85, 2.60%, 06/16/2058	990,172	957,648
Pool 2017-74, 2.60%, 09/16/2058	7,667,538	7,255,761
Pool 2018-28, 2.60%, 09/16/2058	4,932,124	4,724,918

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool 2017-108, 2.60%, 10/16/2058	$1,135,125	$1,078,081
Pool 2017-135, 2.60%, 10/16/2058	3,819,075	3,582,243
Pool 2017-70, 2.60%, 10/16/2058	586,732	556,237
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,453,783	2,305,872
Pool 2017-124, 2.60%, 12/16/2058	2,246,975	2,123,499
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,063,571	1,953,768
Pool 2018-9, 2.60%, 12/16/2058	1,970,784	1,869,774
Pool 2017-105, 2.60%, 01/16/2059	983,547	932,048
Pool 2017-143, 2.60%, 01/16/2059	2,087,436	1,972,256
Pool 2017-94, 2.60%, 02/16/2059	590,445	559,056
Pool 2017-169, 2.60%, 04/16/2059 (c)	8,836,253	8,323,918
Pool 2017-185, 2.60%, 04/16/2059 (c)	392,946	370,158
Pool 2017-126, 2.60%, 05/16/2059	221,835	210,248
Pool 2017-152, 2.60%, 05/16/2059	988,417	936,877
Pool 2017-61, 2.60%, 05/16/2059	1,909,571	1,810,859
Pool 2018-41 AD, 2.60%, 06/16/2059	2,582,545	2,479,681
Pool 2018-35, 2.60%, 09/16/2059	4,889,334	4,666,296
Pool 2017-190, 2.60%, 03/16/2060	3,121,609	2,948,940
Pool 591746, 2.63%, 06/15/2048	786,331	762,178
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	237,801	231,698
Pool 2015-86 AC, 2.65%, 03/16/2050	3,769,763	3,630,081
Pool 2015-171 EA, 2.65%, 12/16/2052	88,215	84,342
Pool 2016-178, 2.65%, 08/16/2058	11,319,221	10,782,897
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,304,127	1,264,169
Pool 2018-25, 2.70%, 02/16/2058	9,866,256	9,462,107
Pool 2018-60, 2.70%, 12/16/2058	2,032,910	1,957,541
Pool 2017-159, 2.70%, 01/16/2059	1,472,256	1,405,701
Pool 2018-43, 2.70%, 10/16/2059	7,424,768	7,064,972
Pool AA1574, 2.73%, 07/15/2032	1,960,109	1,917,842
Pool AC3668, 2.73%, 04/15/2043	6,044,096	5,891,794
Pool 2018-132 AH, 2.75%, 06/16/2046	267,757	264,480
Pool 2018-62, 2.75%, 05/16/2051	3,747,245	3,645,424
Pool 2015-108 A, 2.75%, 01/16/2056	597,869	592,880
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,957,553	2,853,899
Pool 2017-54, 2.75%, 09/16/2057	1,198,247	1,150,009
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,264,289	3,152,907
Pool 2014-89 AB, 2.80%, 05/16/2054	1,118,482	1,111,417
Pool 2014-186 AH, 2.80%, 08/16/2054	718,335	684,401
Pool 2015-140 AC, 2.80%, 11/16/2056	2,597,625	2,520,478
Pool 2015-150 AE, 2.80%, 01/16/2057	1,085,412	1,047,539
Pool 2018-56, 2.80%, 04/16/2058	5,678,324	5,499,595
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	162,662	158,956
Pool 2018-82, 2.85%, 12/16/2051	2,968,222	2,876,495
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	513,616	505,446
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,959,014	1,920,078
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	4,900,782	4,744,192
Pool AV9479, 2.90%, 10/15/2051	8,312,373	8,164,458
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	489,374
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,180,923	2,122,515
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,151,304	1,127,398
Pool 2018-110, 2.90%, 09/16/2059	496,975	481,117
Pool AD6658, 2.97%, 01/15/2036	1,340,240	1,318,192
Pool 2017-40, 2.98%, 05/16/2050 (c)	924,873	883,865
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,826,547
Pool 2018-96, 3.00%, 09/16/2049	1,112,980	1,095,053
Pool 2018-62, 3.00%, 05/16/2050	546,650	535,998
Pool 2018-98, 3.00%, 10/16/2050	519,620	511,303
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,276,032
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	372,448
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	717,629
Pool 2018-88, 3.00%, 02/16/2058	2,327,803	2,269,436
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	487,371
Pool AS2544, 3.10%, 04/15/2042	810,395	793,452
Pool AK8205, 3.10%, 09/15/2055	9,315,326	9,129,114
Pool 2018-85, 3.10%, 07/16/2057 (c)	2,455,026	2,410,343
Pool GNR 2019-19, 3.15%, 04/16/2050	175,000	173,228
Pool 2018-136 AE, 3.15%, 09/16/2058	6,933,372	6,801,130
Pool 2018-99, 3.20%, 01/16/2052	545,437	541,709
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	941,296
Pool 2018-114, 3.20%, 08/16/2058	720,600	711,775
Pool AK7840, 3.25%, 03/15/2050	940,320	931,191
Pool GNR 2019-7, 3.25%, 01/16/2052	449,477	444,542

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool GNR 2019-26, 3.25%, 01/16/2060	$3,000,000	$2,967,046
Pool GNR 2019-8, 3.25%, 01/16/2060	349,705	345,175
Pool AI1113, 3.37%, 01/15/2050	374,988	373,359
Pool AT8470, 3.40%, 10/15/2051	1,857,185	1,845,539
Pool AN9543, 3.45%, 11/15/2050	1,680,609	1,677,135
Pool 2014-155 DC, 3.48%, 06/16/2047 (c)	900,000	893,175
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,949,816
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,862,920	2,919,860
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	497,738
Pool AD8950, 3.51%, 09/15/2048	2,083,515	2,088,141
Pool AM0526, 3.51%, 05/15/2050	1,092,952	1,094,710
Pool AH5339, 3.55%, 12/15/2050	1,285,027	1,289,868
Pool AC6851, 3.62%, 08/15/2048	918,607	925,570
Pool AC6853, 3.62%, 08/15/2048	918,607	925,570
Pool 661707, 3.75%, 12/15/2054	868,035	882,526
Pool AG7484, 3.83%, 03/15/2049	464,921	473,631
Pool AO6152, 3.94%, 01/15/2045	1,973,507	2,028,927
Pool AH7386, 4.00%, 11/15/2053	1,916,346	1,975,472
Pool 768250, 4.01%, 08/15/2052	2,406,390	2,462,220
Pool 749575, 4.25%, 11/15/2046	1,922,135	1,964,467
Pool 758139, 4.25%, 02/15/2053	185,295	192,025
Pool AH1338, 4.61%, 06/15/2055	483,670	516,850
Pool 712102, 5.15%, 11/15/2032	429,595	433,265
Pool 734980, 5.25%, 11/15/2051	194,662	199,975
Pool 699710, 5.43%, 07/15/2044	354,930	356,586
Pool 637911, 6.00%, 07/15/2035	350,038	350,256
Pool 636413, 6.25%, 04/15/2036	613,417	613,800
Pool 643896, 6.50% 06/15/2049	1,257,672	1,259,618
		464,224,665

GNMA Single Family - 2.27%
Pool AD1699, 3.00%, 02/15/2043	128,567	127,637
Pool AV5053, 3.00%, 10/20/2046	703,761	695,250
Pool G2 AX5461, 3.00%, 12/20/2046	1,409,381	1,392,232
Pool G2 AX5544, 3.00%, 01/20/2047	1,190,593	1,176,066
Pool 779354, 3.50%, 06/15/2042	19,939	20,224
Pool G2 AX5545, 3.50%, 01/20/2047	1,765,628	1,782,105
Pool BC5351, 3.50%, 09/20/2047	1,706,937	1,722,613
Pool G2 BD9036, 3.50%, 11/20/2047	4,030,638	4,067,396
Pool 737576, 4.00%, 11/15/2040	50,712	52,415
Pool 737712, 4.00%, 12/15/2040	265,830	274,755
Pool 757173, 4.00%, 12/20/2040	336,856	346,829
Pool 737837, 4.00%, 01/15/2041	624,743	645,604
Pool 759104, 4.00%, 01/15/2041	255,119	262,219
Pool 2759436, 4.00%, 01/20/2041	145,636	150,365
Pool 2759466, 4.00%, 01/20/2041	512,685	527,820
Pool 759191, 4.00%, 02/15/2041	398,199	410,210
Pool 2759301, 4.00%, 02/20/2041	469,825	483,919
Pool 2763042, 4.00%, 04/20/2041	97,308	100,134
Pool 738629, 4.00%, 08/15/2041	561,075	579,723
Pool 738630, 4.00%, 08/15/2041	374,980	387,320
Pool 770515, 4.00%, 08/15/2041	808,735	835,421
Pool 738735, 4.00%, 09/15/2041	245,082	253,213
Pool 738954, 4.00%, 11/15/2041	261,510	268,886
Pool 778766, 4.00%, 01/15/2042	621,179	641,589
Pool 778847, 4.00%, 02/15/2042	210,019	215,801
Pool AF3781, 4.00%, 09/15/2043	1,079,700	1,109,421
Pool AG8734, 4.00%, 12/15/2043	483,698	498,449
Pool G2 BH0074, 4.00%, 06/20/2048	2,119,258	2,178,245
Pool G2 BI3170, 4.00%, 07/20/2048	1,647,708	1,694,249
Pool G2 BJ6735, 4.00%, 10/20/2048	1,467,884	1,509,348
Pool 717198, 4.50%, 06/15/2039	308,616	322,112
Pool 714594, 4.50%, 07/15/2039	150,480	156,684
Pool 720208, 4.50%, 07/15/2039	282,204	293,217
Pool 726402, 4.50%, 10/15/2039	35,509	36,845
Pool 728954, 4.50%, 12/15/2039	405,875	423,642
Pool 729017, 4.50%, 01/15/2040	397,228	413,755
Pool 737051, 4.50%, 03/15/2040	283,462	294,427
Pool 737222, 4.50%, 05/15/2040	208,663	216,859
Pool 698160, 4.50%, 07/15/2040	147,484	153,035
Pool 748456, 4.50%, 08/15/2040	361,200	377,761
Pool 738152, 4.50%, 04/15/2041	572,477	598,543
Pool 738267, 4.50%, 05/15/2041	310,699	323,091
Pool 763543, 4.50%, 05/15/2041	91,585	95,146

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool 738397, 4.50%, 06/15/2041	$821,852	$859,909
Pool 770396, 4.50%, 06/15/2041	269,218	279,447
Pool 2783417, 4.50%, 08/20/2041	3,885,090	4,106,601
Pool G2 BH0075, 4.50%, 06/20/2048	2,093,947	2,168,412
Pool G2 BK9581, 4.50%, 02/20/2049	1,571,065	1,634,351
Pool 688624, 5.00%, 05/15/2038	141,057	146,855
Pool 411105, 5.00%, 01/15/2039	102,159	106,363
Pool 439079, 5.00%, 02/15/2039	212,270	225,279
Pool 646728, 5.00%, 03/15/2039	82,082	85,459
Pool 646750, 5.00%, 04/15/2039	133,995	139,507
Pool 646777, 5.00%, 05/15/2039	38,958	40,561
Pool 720288, 5.00%, 08/15/2039	98,285	102,311
Pool 722944, 5.00%, 08/15/2039	96,657	100,613
Pool 723006, 5.00%, 10/15/2039	369,726	386,532
Pool 726403, 5.00%, 10/15/2039	195,394	207,972
Pool 737055, 5.00%, 03/15/2040	208,434	216,977
Pool 658393, 5.00%, 06/15/2040	422,578	441,240
Pool 2783418, 5.00%, 06/20/2040	2,735,363	2,816,495
Pool 684677, 5.50%, 03/15/2038	116,143	123,913
Pool 684802, 5.50%, 04/15/2038	185,801	198,230
Pool 2688636, 5.50%, 05/20/2038	351,494	369,737
Pool 690974, 5.50%, 06/15/2038	44,820	47,818
Pool 2691179, 5.50%, 06/20/2038	86,176	90,655
Pool 693574, 5.50%, 07/15/2038	72,827	77,699
Pool 2409120, 5.50%, 07/20/2038	205,822	216,513
Pool 2700671, 5.50%, 10/20/2038	199,329	209,689
Pool 411116, 5.50%, 01/15/2039	163,807	174,765
Pool 2684988, 6.00%, 03/20/2038	101,280	107,578
Pool 688626, 6.00%, 05/15/2038	116,845	125,382
Pool 2688637, 6.00%, 05/20/2038	93,476	99,288
Pool 2693900, 6.00%, 07/20/2038	150,330	159,673
Pool 696513, 6.00%, 08/15/2038	38,196	40,986
Pool 2696843, 6.00%, 08/20/2038	142,452	151,311
Pool 699255, 6.00%, 09/15/2038	279,174	299,572
Pool 2698997, 6.00%, 09/20/2038	115,501	122,684
Pool 705999, 6.00%, 01/15/2039	95,683	102,674
Pool 2706407, 6.00%, 01/20/2039	68,113	72,347
Pool 582048, 6.50%, 01/15/2032	23,059	25,343
Pool 2696844, 6.50%, 08/20/2038	176,764	192,633
Pool 2706408, 6.50%, 01/20/2039	43,471	43,869
Pool 530199, 7.00% 03/20/2031	47,701	48,312
		45,280,130

HUD - 0.37%
Pool 2011-A, 2.05%, 08/01/2019	800,000	798,071
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,729,430
Pool 0614, 5.51%, 08/01/2020	250,000	252,944
Pool 0620, 5.77% 08/01/2026	658,000	666,326
		7,446,771

Small Business Administration - 2.74%
Pool Gentleden, 1.20%, 04/10/2023 (c)	132,358	132,615
Pool American, 1.25%, 08/30/2022 (c)	666,631	687,753
Pool Cleburne, 1.25%, 08/30/2022 (c)	464,906	479,676
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	76,248	76,476
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	43,517	43,504
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	281,145	290,201
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	254,599	259,656
Pool 3046316007, 2.05%, 12/03/2032 (c)	208,226	205,865
Pool 509670, 2.25% (Prime Rate by Country -2.000%), 04/25/2025	488,926	489,005
Pool 509678, 2.25% (Prime Rate by Country -2.000%), 05/25/2025	1,279,599	1,284,552
Pool 509417, 2.25% (Prime Rate by Country -2.000%), 10/25/2038	336,799	331,849
Pool 509661, 2.25% (Prime Rate by Country -2.000%), 03/25/2040	2,698,227	2,689,849
Pool 509688, 2.25% (Prime Rate by Country -2.000%), 08/25/2040	3,029,703	3,016,803
Pool 509760, 2.25% (Prime Rate by Country -2.000%), 11/25/2040	2,321,572	2,296,480
Pool 507253, 2.75% (Prime Rate by Country -2.750%), 05/25/2030	38,925	38,368

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool 508901, 2.85% (Prime Rate by Country -2.650%), 07/25/2020	$27,600	$27,515
Pool 508206, 2.85% (Prime Rate by Country -2.650%), 09/25/2032	17,223	17,037
Pool 508298, 2.85% (Prime Rate by Country -2.650%), 01/25/2033	217,667	215,334
Pool 508506, 2.88% (Prime Rate by Country -2.625%), 06/25/2033	252,571	250,826
Pool Premie, 2.95%, 08/29/2038 (c)	676,889	751,070
Pool 508716, 3.07% (Prime Rate by Country -2.430%), 06/25/2034	366,951	366,505
Pool 508890, 3.15% (Prime Rate by Country -2.355%), 06/25/2020	33,693	33,591
Pool Animal, 3.19%, 06/04/2023 (c)	213,073	224,517
Pool Econolodge, 3.43%, 09/11/2037 (c)	795,764	895,122
Pool 509347, 3.50% (Prime Rate by Country -2.000%), 11/25/2022	165,432	164,113
Pool 509392, 3.50% (Prime Rate by Country -2.000%), 07/25/2023	503,940	500,144
Pool 509409, 3.50% (Prime Rate by Country -2.000%), 09/25/2023	666,680	666,675
Pool 509596, 3.50% (Prime Rate by Country -2.000%), 11/25/2024	447,815	447,290
Pool 509748, 3.50% (Prime Rate by Country -2.000%), 09/25/2025	2,188,883	2,191,974
Pool 509133, 3.50% (Prime Rate by Country -2.000%), 09/25/2036	431,921	429,374
Pool 509348, 3.50% (Prime Rate by Country -2.000%), 02/25/2038	485,844	477,176
Pool 509350, 3.50% (Prime Rate by Country -2.000%), 03/25/2038	532,404	525,594
Pool 509391, 3.50% (Prime Rate by Country -2.000%), 06/25/2038	1,021,390	1,017,084
Pool 509460, 3.50% (Prime Rate by Country -2.000%), 01/25/2039	1,628,321	1,615,798
Pool 509491, 3.50% (Prime Rate by Country -2.000%), 02/25/2039	2,064,449	2,030,663
Pool 509541, 3.50% (Prime Rate by Country -2.000%), 08/25/2039	435,994	424,954
Pool 509573, 3.50% (Prime Rate by Country -2.000%), 09/25/2039	2,631,087	2,617,223
Pool 509575, 3.50% (Prime Rate by Country -2.000%), 10/25/2039	1,231,229	1,200,102
Pool 509735, 3.50% (Prime Rate by Country -2.000%), 09/25/2040	2,688,387	2,660,480
Pool 509977, 3.90% (Prime Rate by Country -1.600%), 03/25/2042	321,592	329,874
Pool Schatz, 4.15%, 10/04/2023 (c)	18,950	20,662
Pool 522158, 4.16% (Prime Rate by Country+0.913%), 01/25/2027	978,292	1,045,238
Pool 522156, 4.24% (Prime Rate by Country+1.007%), 05/25/2040	576,089	630,502
Pool 510004, 4.25% (Prime Rate by Country -1.250%), 05/25/2042	628,358	652,218
Pool 509793, 4.36% (Prime Rate by Country -1.144%), 01/25/2041	1,616,690	1,672,236
Pool Knights Inn, 4.61%, 08/27/2035	631,881	716,213
Pool Valeri, 4.68%, 11/15/2023 (c)	43,144	47,370
Pool 510051, 4.75% (Prime Rate by Country -0.750%), 07/25/2042	414,642	441,687
Pool 509010, 4.83% (Prime Rate by Country -0.675%), 01/25/2036	73,954	75,930
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	39,773	41,351
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	43,039	44,850
Pool 510047, 5.33% (Prime Rate by Country -0.171%), 09/25/2042	899,775	977,735
Pool 522124, 5.35% (Prime Rate by Country -0.149%), 02/25/2040	599,442	633,672
Pool 509900, 5.40% (Prime Rate by Country -0.098%), 03/25/2042	3,749,168	4,057,424
Pool 522305, 5.70% (Prime Rate by Country+0.200%), 11/25/2028	429,832	458,030
Pool 509967, 5.90% (Prime Rate by Country+0.402%), 03/25/2032	264,504	286,457

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Pool 522053, 6.07% (Prime Rate by Country+0.570%), 05/25/2026	$165,970	$174,560
Pool 3829225004, 6.08%, 11/05/2020 (a) (b)	117,154	120,044
Pool 521984, 6.08% (Prime Rate by Country+0.577%), 10/25/2038	186,352	201,129
Pool 509647, 6.11% (Prime Rate by Country+0.605%), 12/25/2026	236,718	249,552
Pool 522440, 6.11% (Prime Rate by Country+0.605%), 07/25/2029	597,612	648,752
Pool 522194, 6.16% (Prime Rate by Country+0.658%), 09/25/2040	214,373	235,919
Pool 521967, 6.17% (Prime Rate by Country+0.671%), 06/25/2038	1,097,732	1,177,709
Pool 521884, 6.23% (Prime Rate by Country+0.734%), 08/25/2037	213,509	228,264
Pool 522423, 6.29% (Prime Rate by Country+0.789%), 12/25/2028	647,696	704,718
Pool 522371, 6.31% (Prime Rate by Country+0.808%), 10/25/2029	194,188	212,309
Pool 521919, 6.31% (Prime Rate by Country+0.780%), 12/25/2037	138,306	149,355
Pool 510056, 6.33% (Prime Rate by Country+0.829%), 08/25/2042	252,125	284,883
Pool 522125, 6.35% (Prime Rate by Country+0.848%), 10/25/2026	187,110	199,494
Pool 522268, 6.39% (Prime Rate by Country+0.909%), 01/25/2029	1,715,538	1,859,091
Pool 522328, 6.40% (Prime Rate by Country+0.898%), 05/25/2029	73,836	80,636
Pool 521860, 6.41% (Prime Rate by Country+0.914%), 03/25/2037	261,100	278,390
Pool 522029, 6.43% (Prime Rate by Country+0.933%), 02/25/2039	39,719	43,129
Pool 522020, 6.45% (Prime Rate by Country+0.949%), 02/25/2026	169,963	179,263
Pool 521970, 6.46% (Prime Rate by Country+0.958%), 07/25/2038	538,029	589,457
Pool 522387, 6.47% (Prime Rate by Country+0.969%), 01/25/2030	335,373	369,701
Pool 522317, 6.49% (Prime Rate by Country+0.988%), 03/25/2029	779,792	851,942
Pool 522282, 6.64% (Prime Rate by Country+1.137%), 09/25/2028	285,137	310,803
Pool 522327, 6.69% (Prime Rate by Country+1.186%), 05/25/2029	1,052,841	1,151,952
Pool 522150, 6.73% (Prime Rate by Country+1.225%), 02/25/2026	60,658	65,156
		54,570,470

Small Business Administration Participation Certificates - 0.04%
Pool 2012-10C, 1.24%, 05/01/2022	123,692	121,570
Pool 2016-20L, 2.81%, 12/01/2036	422,499	413,327
Pool 2009-10D, 3.19%, 07/01/2019	11,589	11,606
Pool 2010-20E, 4.11%, 05/01/2030	168,515	176,449
Pool 2008-20C, 5.49%, 03/01/2028	11,497	12,257
Pool 2008-20E, 5.49% 05/01/2028	37,132	39,586
		774,795

Small Business Investment Company - 0.03%
Pool 2013-10A, 2.35% 03/10/2023	576,181	570,899

USDA Loan - 0.83%
Pool Highland, 5.28%, 07/14/2024 (a) (b)	616,981	646,290
Pool Ryze, 7.00% 06/25/2038	13,988,205	15,932,565
		16,578,855
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,433,851,403)		1,401,776,774

MUNICIPAL BONDS - 16.44%
Arkansas - 0.03%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	120,000	116,743

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	$450,000	$451,215
		567,958

California - 1.61%
Alameda County
4.00%, 08/01/2023	2,545,000	2,664,793
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	798,769
2.79%, 08/01/2036	4,320,000	4,198,824
Los Angeles
2.50%, 09/01/2022	3,945,000	3,904,643
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	995,840
2.13%, 09/01/2020	400,000	396,528
2.50%, 09/01/2021	415,000	412,016
2.75%, 09/01/2022	500,000	498,190
3.50%, 09/01/2027	250,000	251,698
3.75%, 09/01/2031	605,000	603,076
Oakland
2.00%, 01/15/2021	615,000	605,191
3.00%, 01/15/2025	2,960,000	2,943,098
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	750,006
San Francisco City & County
2.53%, 06/15/2020	185,000	184,878
2.55%, 06/15/2021	380,000	379,548
2.62%, 06/15/2022	200,000	199,762
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,496,783
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	172,240
San Francisco City & County Redevelopment Agency
2.19%, 08/01/2019	1,260,000	1,255,930
2.38%, 08/01/2022	2,500,000	2,462,475
2.53%, 08/01/2020	1,480,000	1,470,291
3.13%, 08/01/2024	1,850,000	1,839,011
3.63%, 08/01/2026	575,000	580,791
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	986,630
2.15%, 11/01/2021	500,000	491,540
2.40%, 11/01/2022	500,000	492,390
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	982,192
		32,017,133

Colorado - 0.27%
Colorado State Educational & Cultural Facilities Authority
2.12%, 02/01/2020	740,000	736,352
2.38%, 02/01/2021	100,000	99,301
Colorado State Housing & Finance Authority
2.50%, 05/01/2019	160,000	159,949
2.65%, 11/01/2019	300,000	299,856
3.00%, 08/01/2047	570,850	555,135
3.15%, 11/01/2022	360,000	362,963
3.40%, 11/01/2045	903,687	894,704
3.85%, 07/01/2057	2,205,242	2,264,210
		5,372,470

Delaware - 0.62%
Delaware State Housing Authority
2.65%, 11/01/2041	4,685,000	4,487,152
3.48%, 07/01/2048	7,891,630	7,850,515
		12,337,667

District of Columbia - 0.21%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	3,045,169	2,999,369

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
3.88%, 06/15/2045	$1,216,188	$1,226,222
		4,225,591

Florida - 0.49%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,663,745	2,512,418
2.80%, 07/01/2041	275,667	267,934
2.80%, 07/01/2041	674,027	655,120
3.13%, 07/01/2037	5,494,400	5,408,523
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	883,854	858,647
		9,702,642

Georgia - 0.02%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	385,297

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	301,797

Illinois - 0.85%
Illinois State Housing Development Authority
1.85%, 08/01/2034 (d) (e)	200,000	200,000
2.42%, 07/01/2020	235,000	232,636
2.62%, 07/01/2021	685,000	675,807
2.63%, 03/01/2048	2,205,394	2,086,060
2.70%, 01/01/2020	370,000	368,520
2.77%, 01/01/2022	1,090,000	1,079,329
2.80%, 07/01/2020	380,000	378,104
2.81%, 02/01/2021	300,000	298,104
2.91%, 07/01/2022	1,265,000	1,253,362
3.05%, 07/01/2021	340,000	338,718
3.06%, 01/01/2023	775,000	771,784
3.16%, 07/01/2023	885,000	880,779
3.21%, 12/01/2043	1,019,780	1,003,627
3.26%, 01/01/2024	910,000	911,201
3.27%, 07/01/2022	335,000	335,670
3.37%, 01/01/2023	170,000	171,166
3.37%, 07/01/2024	950,000	951,957
3.52%, 01/01/2025	770,000	776,599
3.62%, 01/01/2025	195,000	197,437
3.62%, 07/01/2025	170,000	171,511
4.00%, 02/01/2034	2,995,000	3,011,892
4.18%, 08/01/2029	840,000	849,047
		16,943,310

Iowa - 0.15%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	547,124
2.05%, 06/01/2024	845,000	804,035
2.25%, 06/01/2025	690,000	654,865
2.25%, 06/01/2025	235,000	223,034
Hawkeye Community College
2.60%, 06/01/2022	245,000	243,481
Iowa State Finance Authority
2.30%, 09/01/2040	477,392	446,199
		2,918,738

Kentucky - 0.68%
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	338,790
2.54%, 07/01/2020	230,000	229,105
2.55%, 07/01/2020	1,435,000	1,429,690
2.88%, 01/01/2022	300,000	299,418
2.93%, 07/01/2022	335,000	334,548
3.38%, 01/01/2025	165,000	165,970
3.50%, 07/01/2031	750,000	755,160
3.50%, 01/01/2040	2,335,000	2,318,258
3.86%, 01/01/2034	130,000	131,489
4.00%, 07/01/2037	3,125,000	3,150,375
4.25%, 07/01/2033	1,315,000	1,329,859

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
4.27%, 01/01/2028	$3,000,000	$3,062,520
		13,545,182

Louisiana - 0.14%
Louisiana State Housing Corp.
2.10%, 12/01/2038	2,912,207	2,700,082

Maryland - 0.42%
Maryland State Community Development Administration
2.49%, 03/01/2019	275,000	275,000
2.86%, 09/01/2040	425,000	418,366
3.35%, 03/01/2023	705,000	712,127
3.50%, 09/01/2047	3,160,000	3,142,715
3.95%, 11/01/2058	1,256,648	1,252,363
4.00%, 09/01/2025	1,880,000	1,895,172
4.42%, 09/01/2037	465,000	468,353
Montgomery County
4.60%, 05/01/2026	200,000	207,880
		8,371,976

Massachusetts - 0.99%
Massachusetts State Housing Finance Agency
1.80%, 12/01/2019	200,000	198,586
2.06%, 12/01/2020	105,000	103,690
2.25%, 12/01/2021	250,000	245,537
2.30%, 06/01/2020	45,000	44,723
2.45%, 12/01/2022	250,000	244,977
2.55%, 06/01/2023	355,000	347,499
2.65%, 12/01/2023	250,000	244,693
2.80%, 06/01/2024	275,000	269,717
2.85%, 12/01/2020	410,000	410,353
2.90%, 12/01/2024	250,000	245,453
2.95%, 06/01/2021	220,000	220,559
2.95%, 06/01/2025	250,000	244,955
3.00%, 12/01/2025	250,000	244,593
3.05%, 06/01/2020	30,000	30,106
3.05%, 12/01/2021	420,000	421,949
3.10%, 12/01/2020	250,000	251,267
3.15%, 06/01/2027	250,000	242,833
3.20%, 06/01/2021	125,000	125,992
3.20%, 06/01/2022	300,000	303,120
3.22%, 12/01/2021	215,000	216,954
3.25%, 12/01/2022	240,000	242,515
3.30%, 06/01/2022	180,000	182,426
3.30%, 06/01/2023	225,000	227,453
3.35%, 12/01/2022	95,000	96,330
3.35%, 12/01/2023	430,000	435,194
3.40%, 06/01/2023	180,000	182,675
3.45%, 12/01/2023	190,000	193,127
3.45%, 12/01/2050 (d)	1,150,000	1,156,555
3.85%, 12/01/2028	95,000	94,970
4.50%, 04/15/2054	3,854,444	3,957,704
4.55%, 12/01/2035	500,000	504,405
4.71%, 12/01/2037	805,000	808,003
4.75%, 12/01/2045	3,490,000	3,571,980
5.00%, 12/01/2055	3,165,000	3,254,348
6.87%, 12/01/2030	165,000	168,752
		19,733,993

Michigan - 0.39%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	394,036
2.67%, 04/01/2020	275,000	274,180
2.77%, 10/01/2020	255,000	254,184
3.03%, 04/01/2021	435,000	435,244
3.13%, 10/01/2021	445,000	446,291
3.28%, 04/01/2022	450,000	454,500
3.38%, 10/01/2022	385,000	390,259
3.53%, 04/01/2023	465,000	474,119
3.63%, 10/01/2023	450,000	460,827
3.74%, 10/01/2033	2,595,000	2,527,530
4.33%, 10/01/2029	1,640,000	1,692,447
		7,803,617

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
Minnesota - 0.03%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	$457,818	$435,962
3.80%, 07/01/2031	95,000	94,584
5.76%, 01/01/2037	20,000	20,075
		550,621

Mississippi - 0.08%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	144,143
Mississippi State Home Corp.
3.05%, 12/01/2034	1,443,799	1,409,466
		1,553,609

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2040	295,000	283,224
2.65%, 11/01/2041	180,000	173,714
		456,938

New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	800,000	784,704
3.75%, 07/01/2034	440,000	440,216
4.00%, 07/01/2035	440,000	442,292
		1,667,212

New Jersey - 1.99%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	327,690
2.17%, 11/01/2020	385,000	379,814
2.30%, 05/01/2019	1,245,000	1,243,780
2.35%, 11/01/2019	2,050,000	2,042,763
2.49%, 11/01/2021	430,000	423,731
2.65%, 11/01/2020	1,010,000	1,004,112
2.70%, 05/01/2019	360,000	359,874
2.74%, 11/01/2022	300,000	295,974
2.75%, 05/01/2019	200,000	199,944
2.78%, 05/01/2021	1,000,000	994,770
2.85%, 11/01/2019	355,000	354,897
2.88%, 11/01/2021	615,000	612,159
2.93%, 11/01/2023	365,000	359,751
2.95%, 05/01/2020	365,000	364,927
2.99%, 11/01/2019	100,000	100,063
3.03%, 05/01/2022	1,000,000	998,220
3.05%, 05/01/2020	390,000	390,363
3.05%, 11/01/2020	260,000	260,161
3.15%, 05/01/2021	425,000	426,012
3.20%, 11/01/2021	415,000	416,415
3.23%, 11/01/2024	360,000	357,084
3.25%, 05/01/2022	200,000	200,940
3.27%, 11/01/2020	100,000	100,409
3.35%, 11/01/2020	395,000	397,149
3.35%, 05/01/2023	980,000	985,165
3.37%, 11/01/2025	385,000	382,282
3.42%, 05/01/2023	2,850,000	2,872,942
3.45%, 05/01/2021	405,000	408,483
3.45%, 05/01/2024	1,035,000	1,040,475
3.50%, 11/01/2024	535,000	538,114
3.55%, 11/01/2021	425,000	430,215
3.55%, 05/01/2025	1,100,000	1,106,875
3.57%, 11/01/2021	70,000	70,888
3.57%, 11/01/2026	435,000	434,469
3.60%, 11/01/2025	570,000	573,779
3.62%, 11/01/2027	695,000	691,497
3.65%, 05/01/2022	430,000	437,155
3.72%, 11/01/2022	125,000	126,849
3.72%, 11/01/2028	285,000	282,352
3.80%, 11/01/2022	450,000	460,323
3.90%, 05/01/2023	460,000	472,208
4.00%, 11/01/2023	475,000	490,038
4.10%, 05/01/2024	485,000	500,738
4.20%, 11/01/2024	505,000	522,382
4.22%, 11/01/2032	1,355,000	1,351,829

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
4.57%, 11/01/2027	$900,000	$919,476
4.63%, 11/01/2036	335,000	339,657
4.70%, 11/01/2037	500,000	507,600
4.87%, 11/01/2047	1,300,000	1,317,238
4.88%, 11/01/2029	2,500,000	2,596,550
4.89%, 11/01/2032	1,435,000	1,462,523
4.97%, 11/01/2051	345,000	350,734
5.00%, 11/01/2046	425,000	433,747
5.09%, 11/01/2043	4,785,000	4,843,329
		39,560,914

New Mexico - 0.30%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	580,841	539,984
2.60%, 09/01/2040	3,995,000	3,791,335
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,605,000	1,636,731
		5,968,050

New York - 4.50%
New York City Housing Development Corp.
1.36%, 05/01/2019	1,535,000	1,531,224
1.46%, 11/01/2019	1,000,000	990,350
1.63%, 05/01/2020	2,250,000	2,213,258
1.69%, 05/01/2019	165,000	164,678
1.73%, 11/01/2020	1,230,000	1,203,161
1.83%, 05/01/2021	1,830,000	1,783,555
1.93%, 11/01/2021	615,000	597,325
1.94%, 11/01/2019	290,000	288,072
1.98%, 08/01/2019	350,000	348,649
2.01%, 05/01/2019	1,270,000	1,268,159
2.04%, 05/01/2022	500,000	484,050
2.11%, 02/01/2020	270,000	267,729
2.14%, 11/01/2022	100,000	96,580
2.20%, 05/01/2020	345,000	341,616
2.21%, 08/01/2020	100,000	98,856
2.37%, 05/01/2024	500,000	476,250
2.43%, 05/01/2019	420,000	419,668
2.46%, 05/01/2021	500,000	493,830
2.47%, 02/01/2022	320,000	314,810
2.47%, 11/01/2024	135,000	128,119
2.56%, 11/01/2021	500,000	493,595
2.57%, 08/01/2022	370,000	364,054
2.59%, 11/01/2019	820,000	817,991
2.60%, 02/01/2023	300,000	293,979
2.62%, 05/01/2026	500,000	470,515
2.64%, 11/01/2021	750,000	741,878
2.70%, 08/01/2023	280,000	274,131
2.71%, 05/01/2022	250,000	246,995
2.74%, 05/01/2022	710,000	702,062
2.77%, 11/01/2021	1,295,000	1,286,181
2.77%, 11/01/2026	1,000,000	946,270
2.81%, 11/01/2022	300,000	296,592
2.82%, 05/01/2027	1,000,000	941,580
2.84%, 11/01/2022	1,000,000	989,600
2.85%, 02/01/2024	150,000	146,989
2.88%, 11/01/2021	180,000	179,154
2.89%, 05/01/2023	450,000	443,844
2.95%, 05/01/2022	1,610,000	1,602,175
2.95%, 08/01/2024	150,000	146,959
2.98%, 05/01/2023	1,245,000	1,232,201
2.99%, 11/01/2023	270,000	266,606
3.02%, 05/01/2022	255,000	254,301
3.02%, 11/01/2022	3,000,000	2,987,640
3.03%, 11/01/2023	500,000	494,530
3.03%, 02/01/2025	350,000	342,958
3.05%, 11/01/2022	705,000	702,793
3.08%, 08/01/2025	250,000	244,587
3.10%, 10/01/2046	8,247,505	8,123,298
3.11%, 05/01/2023	1,525,000	1,517,101
3.12%, 05/01/2023	4,000,000	3,981,000
3.13%, 02/01/2026	475,000	464,868
3.16%, 11/01/2023	1,550,000	1,541,816

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
3.18%, 05/01/2024	$1,070,000	$1,059,942
3.18%, 08/01/2026	325,000	317,876
3.19%, 05/01/2024	535,000	530,527
3.23%, 11/01/2024	725,000	716,177
3.23%, 02/01/2027	400,000	391,084
3.26%, 11/01/2022	1,500,000	1,506,270
3.28%, 05/01/2025	1,060,000	1,047,821
3.28%, 08/01/2027	425,000	413,661
3.29%, 11/01/2024	1,065,000	1,055,404
3.31%, 11/01/2024	1,610,000	1,597,136
3.33%, 11/01/2025	750,000	740,730
3.33%, 02/01/2028	300,000	292,176
3.36%, 05/01/2023	2,150,000	2,159,890
3.36%, 05/01/2025	535,000	531,383
3.38%, 08/01/2028	525,000	510,552
3.43%, 02/01/2020	1,830,000	1,836,057
3.43%, 02/01/2029	400,000	386,820
3.45%, 11/01/2022	570,000	576,093
3.46%, 11/01/2025	755,000	751,716
3.47%, 11/01/2023	995,000	1,002,861
3.48%, 08/01/2029	735,000	711,539
3.51%, 05/01/2026	1,025,000	1,022,222
3.56%, 11/01/2026	505,000	504,551
3.58%, 08/01/2020	1,215,000	1,223,857
3.61%, 11/01/2027	240,000	238,649
3.61%, 11/01/2027	1,110,000	1,103,373
3.70%, 11/01/2025	325,000	326,258
3.71%, 11/01/2028	395,000	392,196
3.75%, 11/01/2024	3,050,000	3,094,134
3.81%, 11/01/2029	700,000	696,094
3.89%, 11/01/2029	995,000	994,164
3.90%, 11/01/2026	3,295,000	3,366,040
4.97%, 05/01/2019	305,000	305,970
6.42%, 11/01/2039	2,050,000	2,061,296
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	940,601
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	175,000	175,350
5.05%, 08/15/2039 (e)	1,220,000	1,221,122
New York State Mortgage Agency
3.07%, 04/01/2023	490,000	489,931
3.40%, 10/01/2022	1,815,000	1,832,842
3.50%, 04/01/2022	100,000	101,352
3.87%, 10/01/2025	4,355,000	4,429,253
		89,703,152

North Carolina - 0.21%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	3,230,000	3,141,530
3.41%, 07/01/2022	280,000	281,739
4.01%, 01/01/2026	745,000	756,123
		4,179,392

Ohio - 0.30%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	5,552,982	5,391,502
3.25%, 03/01/2046	563,873	555,505
		5,947,007

Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	320,986
3.09%, 05/01/2023	370,000	373,733
3.89%, 05/01/2037	205,000	206,119
		900,838

Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	494,185
4.01%, 06/01/2033	900,000	926,163
5.41%, 06/01/2022	500,000	531,670

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
6.39%, 06/01/2024	$225,000	$248,341
		2,200,359

Rhode Island - 0.27%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	211,958
2.45%, 10/01/2021	125,000	123,097
2.60%, 04/01/2022	335,000	331,047
2.70%, 10/01/2022	245,000	242,187
2.93%, 10/01/2023	110,000	108,778
3.03%, 04/01/2024	200,000	198,078
3.13%, 10/01/2024	245,000	243,082
3.17%, 04/01/2025	385,000	382,394
3.27%, 10/01/2025	490,000	488,138
3.39%, 04/01/2026	505,000	504,854
3.44%, 10/01/2026	510,000	509,566
3.49%, 04/01/2027	520,000	520,988
3.77%, 10/01/2027	1,000,000	1,008,600
4.07%, 10/01/2032	500,000	502,840
		5,375,607

South Carolina - 0.08%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	1,520,000	1,479,598
4.00%, 07/01/2034	170,000	170,563
		1,650,161

South Dakota - 0.06%
South Dakota State Housing Development Authority
3.50%, 11/01/2041	990,000	984,119
3.80%, 05/01/2031	210,000	210,185
		1,194,304

Tennessee - 0.03%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	550,000	548,317

Texas - 0.43%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	488,677
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,340,000	3,263,247
Texas State Department of Housing & Community Affairs
2.54%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	475,117	464,119
3.18%, 03/01/2039	10,000	9,912
Texas State Woman's University
1.73%, 07/01/2019	280,000	278,757
2.36%, 07/01/2021	290,000	284,962
University of North Texas
3.86%, 04/15/2032	1,250,000	1,272,225
		8,561,899

Utah - 0.17%
Utah State Housing Corp.
2.20%, 07/01/2041	1,435,000	1,334,062
2.69%, 01/01/2048	1,748,000	1,670,686
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	100,414
4.40%, 05/01/2019	200,000	200,922
		3,306,084

Virginia - 0.63%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	516,585
Virginia State Housing Development Authority
3.10%, 06/25/2041	6,337,380	6,194,218
3.25%, 08/25/2042	167,663	164,851
3.40%, 12/01/2026	500,000	503,675
3.57%, 10/01/2026	2,000,000	2,018,800
4.25%, 10/25/2043	515,551	526,888

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount	Value
5.50%, 06/25/2034	$1,309,123	$1,314,111
5.50%, 03/25/2036	1,224,666	1,229,870
		12,468,998

Washington - 0.18%
King County Housing Authority
6.38%, 12/31/2046	3,565,000	3,602,611

West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	247,715
2.05%, 11/01/2020	325,000	320,141
2.30%, 11/01/2021	500,000	489,925
		1,057,781
TOTAL MUNICIPAL BONDS (Cost $330,541,857)		327,381,307

ASSET-BACKED SECURITIES - 4.43%
FREED Trust
3.61%, 07/18/2024 (f)	8,004,414	8,008,314
3.78%, 10/20/2025 (f)	7,592,591	7,609,532
Invitation Homes Trust
3.41%, VAR LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,325,262	3,319,559
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (f)	1,112,771	1,095,995
4.01%, 06/22/2043 (f)	2,970,855	2,950,272
4.20%, 02/22/2044 (f)	6,178,442	6,189,202
Oportun Funding IX
3.91%, 07/08/2024 (f)	10,150,000	10,180,225
Oportun Funding VI
3.23%, 06/08/2023 (f)	8,000,000	7,945,230
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,344,384
Oportun Funding VIII
3.61%, 03/08/2024 (f)	19,040,000	18,993,727
Oportun Funding X
4.10%, 10/08/2024 (f)	6,500,000	6,557,747
TES
4.12%, 02/20/2048 (f)	1,624,359	1,581,618
4.33%, 10/20/2047 (f)	4,130,443	4,162,786
Tesla Auto Lease Trust
2.32%, 12/20/2019 (f)	145,461	145,231
3.71%, 08/20/2021 (f)	2,021,247	2,041,595

TOTAL ASSET-BACKED SECURITIES (Cost $88,160,560)		88,125,417

CORPORATE BONDS - 2.67%
Apple
3.00%, 06/20/2027	4,845,000	4,710,300
Bank of America
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,547,997
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	13,550,000	13,642,294
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,327,675
Century Housing Corp.
3.82%, 11/01/2020	8,995,000	8,982,874
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,953,595
ERP Operating
4.15%, 12/01/2028	1,000,000	1,038,850
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,746,339
Reinvestment Fund
3.29%, 02/15/2021	105,000	104,953
3.38%, 02/15/2022	425,000	425,104
3.48%, 02/15/2023	2,450,000	2,443,970
Salvation Army
2.79%, 09/01/2019	1,465,000	1,464,403
5.64%, 09/01/2026	4,400,000	4,831,559

TOTAL CORPORATE BONDS (Cost $52,749,211)		53,219,913

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal
	Amount/Shares	Value
U.S. TREASURY OBLIGATION - 0.75%
U.S. Treasury Bills
2.34%, 03/19/2019 (g)	$15,000,000	$14,982,300

TOTAL U.S. TREASURY OBLIGATION (Cost $14,982,448)		14,982,300

SHORT-TERM INVESTMENT - 6.06%
Money Market Fund - 6.06%
First American Government Obligations Fund, Class X, 2.32% (h)	120,674,592	120,674,592
TOTAL SHORT-TERM INVESTMENT (Cost $120,674,592)		120,674,592

Total Investments (Cost $2,040,960,071) - 100.74%		$2,006,160,303
Liabilities in Excess of Other Assets, Net - (0.74)%		(14,763,878)
NET ASSETS - 100.00%		$1,991,396,425

(a)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2019 is $10,500,480, which represents 0.53% of total net assets.
(b)	Level 3 security in accordance with fair level hierarchy.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. The security may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2019, these securities amounted to $88,125,417, which represents 4.43% of total net assets.
(g)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(h)	The rate shown is the 7-day effective yield as of February 28, 2019.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2019:

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$-	$1,391,276,294	$10,500,480		$1,401,776,774
Municipal Bonds	-	327,381,307	-		327,381,307
Asset-Backed Securities	-	88,125,417	-		88,125,417
Corporate Bonds	-	53,219,913	-		53,219,913
U.S. Treasury Obligation	-	14,982,300.00	-		14,982,300
Short-Term Investment	120,674,592	-	-		120,674,592
Total Investments in Securities	$120,674,592	$1,874,985,231	$10,500,480	*	$2,006,160,303

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$13,274,204
Accrued discounts/premiums	(2,822)
Realized gain/(loss)	(8,892)
Change in appreciation/(depreciation)	27,581
Purchases	(2,518,750)
Sales	(264,701)
Amortization sold	(6,140)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2019	$10,500,480
Change in unrealized gains included in earnings related to securities still held at reporting date	$27,581

For the period ended February 28, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2019 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,689,296	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 2.49 - 6.68 years (4.58 year average maturity). The remaining FHA securities have a lockout range 3.09 - 5.81 years (4.06 year average lockout) and remaining maturity term range 28.19 - 31.53 years (29.36 year average maturity range).
			Remaining Average Life	0.22-6.54 (2.95) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+228 - N+244 (N+236)
			Offered Quotes variance to Mark	-0.98% - +2.10% (0.20%)
U.S. Government & Agency Obligations - Small Business Administration	$164,894	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	0.49 - 4.09 (2.29) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N-151 - N+155 (N+2)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$646,290	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	2.53 years
			Coupon	5.28%
			Spread to Benchmark	N+61
			Offered Quotes variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2019, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK - 24.28%
Consumer Discretionary - 1.96%
Six Flags Entertainment	17,000	$947,070

Energy - 5.67%
Crestwood Equity Partners (a) (b)	37,500	1,189,500
Enterprise Products Partners (a)	36,000	995,400
Enviva Partners (a) (b)	18,650	560,432
		2,745,332

Financials - 8.71%
Blackstone Mortgage Trust (b) (c)	18,000	620,640
FS KKR Capital Corp. (b)	75,000	486,750
Invesco Mortgage Capital (c)	29,500	469,640
MFA Financial (c)	60,000	436,200
Mortgage Investment Trust (c)	20,000	355,600
Starwood Property Trust (c)	56,500	1,267,295
Tiptree	61,060	374,298
Two Harbors Investment Corp. (b) (c)	15,000	208,050
		4,218,473

Industrials - 2.25%
Aircastle (b)	54,900	1,090,314

Real Estate - 3.35%
Independence Realty Trust (b) (c)	135,000	1,398,600
WP Carey (b) (c)	3,000	221,610
		1,620,210

Utilities - 2.34%
Clearway Energy (b)	20,000	299,800
Pattern Energy Group (b)	40,000	834,400
		1,134,200

TOTAL COMMON STOCK
(Cost $10,808,209)		11,755,599

CORPORATE BONDS - 22.43%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	$100,000	100,681
Century Housing Corp.
4.00%, 11/01/2021	500,000	498,816
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	1,200,000	1,213,332
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003%, 01/06/2168	750,000	718,125
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (d)	250,000	255,625
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+4.075%, 03/26/2166	600,000	600,228
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	750,000	767,813
Fifth Third Bancorp
5.10%, VAR ICE LIBOR USD 3 Month+3.033%, 12/31/2049	1,666,000	1,591,030
ING Groep
4.63%, 01/06/2026 (d)	250,000	257,866
6.00%, VAR USD Swap Semi 30/360 5 Year Curr+4.445%, 10/16/2167	1,700,000	1,696,770
JPMorgan Chase
6.22%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,600,000	1,604,000
Salvation Army
5.68%, 09/01/2031	100,000	111,605
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,000,000	993,130
Verizon Communications
3.88%, 02/08/2029	350,000	349,200
YMCA of Greater New York
4.27%, 08/01/2024	100,000	102,815

TOTAL CORPORATE BONDS
(Cost $10,912,008)		10,861,036

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 18.71%
California - 1.66%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (e)	$150,000	$177,531
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031	280,000	321,681
Tuolumne Wind Project Authority
6.92%, 01/01/2034	250,000	306,935
		806,147

Florida - 2.25%
Miami-Dade County
7.50%, 04/01/2040 (e)	500,000	656,335
Orlando Community Redevelopment Agency
7.78%, 09/01/2040	405,000	432,605
		1,088,940

Georgia - 0.89%
Atlanta Development Authority
5.35%, 01/01/2035	400,000	432,052

Illinois - 1.01%
Bedford Park Village
6.57%, 12/01/2030 (e)	445,000	491,729

Maryland - 1.54%
Baltimore
5.38%, 09/01/2025 (e)	230,000	236,226
5.38%, 09/01/2030 (e)	500,000	509,400
		745,626

Massachusetts - 0.02%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	10,000	10,115

Missouri - 0.78%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (e)	365,000	376,494

Nevada - 1.94%
Washoe County
7.97%, 02/01/2040	675,000	938,264

New Jersey - 1.32%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	99,997
6.31%, 07/01/2026 (e)	495,000	538,268
		638,265

Ohio - 0.98%
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030	230,000	233,740
7.08%, 12/01/2040	235,000	239,855
		473,595

Oklahoma - 0.25%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041	120,000	124,339

Texas - 2.99%
Austin
5.75%, 11/15/2042	750,000	801,630
5.75%, 11/15/2042 (e)	300,000	318,522
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (e)	315,000	326,179
		1,446,331

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal Amount/Shares	Value
Washington - 0.44%
King County Housing Authority
6.38%, 12/31/2046 (e)	$210,000	$212,216

West Virginia - 1.58%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2019	550,000	550,000
8.25%, 03/01/2035	195,000	213,665
		763,665

Wisconsin - 1.06%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (e)	475,000	513,542

TOTAL MUNICIPAL BONDS
(Cost $8,907,804)		9,061,320

PREFERRED STOCK - 10.49%
Energy - 3.85%
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839%,	25,000	607,750
Scorpio Tankers, 06/01/2019 (b) (i)	18,900	473,256
Targa Resources Partners, VAR ICE LIBOR USD 1 Month+7.710%	29,000	783,580
		1,864,586

Financials - 5.88%
AGNC Investment Corp., 6.88%	25,000	641,250
Chimera Investment Corp., VAR ICE LIBOR USD 3 Month+5.379% (c)	30,000	753,000
Citigroup Capital XIII, VAR ICE LIBOR USD 3 Month+6.370%, 10/30/2040	24,000	641,280
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	8,000	207,920
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (c)	25,010	604,492
		2,847,942

Industrials - 0.76%
Seaspan Corp., VAR ICE LIBOR USD 3 Month+5.008%	14,924	368,772

TOTAL PREFERRED STOCK
(Cost $4,931,802)		5,081,300

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.97%
FGLMC Single Family - 0.01%
Pool FHR 2106 S, 5.56%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	40,893	5,612

FHA Project Loans - 4.57%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	104,366	103,635
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	1,819,476	1,896,591
Pool A35272, 6.95%, 11/01/2025 (f) (g)	215,318	214,208
		2,214,434

FNMA Multifamily - 0.77%
Pool 464296, 5.86%, 01/01/2028	329,041	370,421

GNMA Multifamily - 1.07%
Pool 2010-68, 4.10%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	694,264	125,371
Pool 699710, 5.43%, 07/15/2044	390,423	392,244
		517,615

Small Business Administration - 0.07%
Pool 2008-20C, 5.49%, 03/01/2028	30,386	32,395

USDA Loan - 3.48%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f) (g)	796,942	848,026
Pool Ryze, 7.00%, 06/25/2038	734,580	836,687
		1,684,713
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,857,366)		4,825,190

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Principal Amount/Shares/Number of Warrants	Value
ASSET-BACKED SECURITIES - 7.04%
FREED Trust
3.61%, 07/18/2024 (d)	$539,390	$539,653
4.56%, 07/18/2024 (d)	100,000	100,711
HSI Asset Securitization Corp Trust
2.88%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	226,212
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (d)	107,688	106,064
4.01%, 06/22/2043 (d)	127,322	126,440
Oportun Funding IX
4.50%, 07/08/2024 (d)	350,000	351,048
Oportun Funding VII
4.26%, 10/10/2023 (d)	340,000	340,760
Oportun Funding VIII
4.45%, 03/08/2024 (d)	375,000	376,147
Oportun Funding X
4.59%, 10/08/2024 (d)	700,000	703,622
TES
4.12%, 02/20/2048 (d)	241,003	234,661
4.33%, 10/20/2047 (d)	298,881	301,222

TOTAL ASSET-BACKED SECURITIES
(Cost $3,319,920)		3,406,540

CLOSED-END FUNDS - 5.49%
BlackRock Municipal Income Quality Trust	40,000	532,800
Eaton Vance Limited Duration Income Fund	40,000	510,000
Invesco Dynamic Credit Opportunities Fund	45,000	497,700
PGIM Global Short Duration High Yield Fund	80,301	1,120,199

TOTAL CLOSED-END FUNDS
(Cost $2,689,344)		2,660,699

WARRANTS - 0.40%
US Well Services, Strike Price $5.75, 11/15/2023 (h)	277,000	193,900
TOTAL WARRANTS
(Cost $207,640)		193,900

SHORT-TERM INVESTMENT - 2.81%
Money Market Fund - 2.81%
First American Government Obligations Fund, Cl Z, 2.28% (j)	1,358,857	1,358,857
TOTAL SHORT-TERM INVESTMENT
(Cost $1,358,857)		1,358,857

Total Investments (Cost $47,992,950) - 101.62%		$49,204,441
Liabilities in Excess of Other Assets, Net - (1.62)%		(783,594)
NET ASSETS - 100.00%		$48,420,847

COMMON STOCK SOLD SHORT - (0.62)%
Industrials - (0.62)%
Air Lease Corp. (b)	(8,000)	$(298,880)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $294,258)		(298,880)

EXCHANGE TRADED FUND SOLD SHORT - (0.44)%
iShares MSCI Australia Fund	(10,000)	(212,800)

TOTAL EXCHANGE TRADED FUND SOLD SHORT
(Proceeds $225,697)		(212,800)

Total Securities Sold Short
(Proceeds $519,955)		$(511,680)

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.51% (h) (k)
TOTAL PURCHASED OPTIONS
(Cost $397,046)	4,471	$246,270
WRITTEN OPTIONS - (0.09)% (h)(k)

TOTAL WRITTEN OPTIONS
(Premiums Received $46,715)	(1,909)	$(43,560)

A list of the open futures contracts held by the Fund February 28, 2019, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBT Mini DJIA	(5)	Mar-2019	$(611,118)	$(647,825)	$(36,707)
CBT 10-Year DSF	(13)	Mar-2019	(1,307,569)	(1,329,453)	(21,884)
CBT 5-Year DSF	(75)	Mar-2019	(7,473,516)	(7,562,696)	(89,180)
Russell 2000 Index E-MINI	(10)	Mar-2019	(735,761)	(787,750)	(51,989)
S&P 500 Index E-MINI	(15)	Mar-2019	(1,979,738)	(2,088,525)	(108,787)
U.S. 10-Year Treasury Notes	(13)	Mar-2019	(1,589,692)	(1,582,750)	6,942
U.S. 2-Year Treasury Notes	(12)	Mar-2019	(2,534,884)	(2,543,531)	(8,647)
U.S. 5-Year Treasury Notes	(28)	Mar-2019	(3,162,751)	(3,205,125)	(42,374)
U.S. Long Treasury Bond	(15)	Mar-2019	(2,104,907)	(2,176,875)	(71,968)
			$(21,499,936)	$(21,924,530)	$(424,594)

A list of the open options contracts held by the Fund at February 28, 2019, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS (h) - 0.51%
Put Options
Air Lease Corp.
Expires 05/18/2019, Strike Price $35.00	75	$280,200	$6,000
General Electric
Expires 03/16/2019, Strike Price $7.00	350	363,650	350
Expires 03/16/2019, Strike Price $8.00	35	36,365	70
iShares China Large-Capital ETF
Expires 03/16/2019, Strike Price $42.00	50	218,150	1,150
Expires 04/20/2019, Strike Price $42.00	20	87,260	1,320
iShares iBoxx High Yield Corporate Bond ETF
Expires 03/16/2019, Strike Price $84.00	100	857,500	600
Expires 04/20/2019, Strike Price $85.00	300	2,572,500	17,700
iShares MSCI Australia ETF
Expires 04/20/2019, Strike Price $20.00	30	63,840	300
Expires 04/20/2019, Strike Price $21.00	103	219,184	2,575
iShares Preferred & Income Securities ETF
Expires 03/16/2019, Strike Price $36.00	50	181,000	750

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Contracts	Notional Amount	Value
iShares Russell 2000 ETF
Expires 03/16/2019, Strike Price $150.00	55	$862,290	$2,255
PG&E Corp.
Expires 03/16/2019, Strike Price $18.00	15	25,545	2,175
Expires 03/16/2019, Strike Price $9.00	100	170,300	500
Six Flags Entertainment Corp.
Expires 03/16/2019, Strike Price $55.00	52	289,692	3,900
SPDR Dow Jones Industrial Average ETF Trust
Expires 03/16/2019, Strike Price $250.00	15	388,920	975
SPDR S&P 500 ETF Trust
Expires 03/16/2019, Strike Price $273.00	20	557,360	2,440
Expires 03/16/2019, Strike Price $265.00	40	1,114,720	2,040
United States Oil Fund
Expires 03/16/2019, Strike Price $11.00	60	71,700	60
Expires 03/16/2019, Strike Price $11.50	175	209,125	1,925
Call Options
Alerian MLP ETF
Expires 04/20/2019, Strike Price $9.00	40	38,760	3,400
Expires 03/16/2019, Strike Price $10.00	135	130,815	675
AMC Entertainment Holdings
Expires 03/16/2019, Strike Price $12.45	51	71,553	7,905
Expires 03/16/2019, Strike Price $14.45	169	237,107	8,450
Expires 03/16/2019, Strike Price $16.45	103	144,509	1,030
B&G Foods
Expires 03/16/2019, Strike Price $27.50	280	689,360	1,400
Cinemark Holdings
Expires 03/16/2019, Strike Price $40.00	100	376,300	1,500
Clearway Energy
Expires 05/18/2019, Strike Price $15.00	90	134,910	9,900
Expires 08/17/2019, Strike Price $15.00	311	466,189	51,315
Expires 08/17/2019, Strike Price $17.50	300	449,700	18,300
Expires 03/16/2019, Strike Price $17.50	175	262,325	1,575
Conagra Brands
Expires 06/22/2019, Strike Price $24.00	157	366,909	19,625

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Contracts	Notional Amount	Value
Crestwood Equity Partners
Expires 04/20/2019, Strike Price $30.00	25	$79,300	$5,375
FS KKR Capital Corp.
Expires 04/20/2019, Strike Price $5.00	10	6,490	1,400
General Mills
Expires 04/20/2019, Strike Price $47.50	50	235,650	7,250
IMAX Corp.
Expires 03/16/2019, Strike Price $20.00	85	194,735	23,375
New York Times
Expires 03/16/2019, Strike Price $32.00	20	65,700	2,400
PG&E Corp.
Expires 03/16/2019, Strike Price $23.00	35	59,605	140
QEP Resources
Expires 03/16/2019, Strike Price $9.00	60	46,560	300
Scorpio Tankers
Expires 03/16/2019, Strike Price $20.00	45	82,845	1,125
Expires 01/18/2020, Strike Price $2.00	460	846,860	16,100
Expires 01/18/2020, Strike Price $2.50	5	9,205	25
SPDR Gold Shares
Expires 03/16/2019, Strike Price $124.00	60	743,940	5,820
VIX
Expires 04/20/2019, Strike Price $16.00	60	88,680	10,800
TOTAL PURCHASED OPTIONS
(Cost $397,046)			$246,270
WRITTEN OPTIONS (h) - (0.09)%
Call Options
Aircastle
Expires 04/20/2019, Strike Price $20.00	(60)	$(119,160)	$(4,200)
Expires 04/20/2019, Strike Price $22.50	(160)	(317,760)	(1,600)
AMC Entertainment Holdings
Expires 03/16/2019, Strike Price $18.45	(102)	(143,106)	(1,020)
B&G Foods
Expires 03/16/2019, Strike Price $32.50	(100)	(246,200)	(1,500)
Blackstone Mortgage Trust
Expires 03/16/2019, Strike Price $35.00	(55)	(189,640)	(825)
Clearway Energy
Expires 08/17/2019, Strike Price $20.00	(365)	(547,135)	(10,950)
Enviva Partners
Expires 03/16/2019, Strike Price $30.00	(40)	(120,200)	(1,400)

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

	Contracts	Notional Amount	Value
General Mills
Expires 04/20/2019, Strike Price $52.50	(50)	$(235,650)	$(750)
IMAX Corp.
Expires 03/16/2019, Strike Price $23.00	(82)	(187,862)	(4,510)
Independence Realty Trust
Expires 03/16/2019, Strike Price $10.00	(30)	(31,080)	(1,500)
New York Times
Expires 03/16/2019, Strike Price $35.00	(20)	(65,700)	(300)
Pattern Energy Group
Expires 03/16/2019, Strike Price $20.00	(30)	(62,580)	(3,540)
Expires 03/16/2019, Strike Price $22.50	(120)	(250,320)	(1,440)
Six Flags Entertainment Corp.
Expires 03/16/2019, Strike Price $60.00	(20)	(111,420)	(240)
SPDR Gold Shares
Expires 03/16/2019, Strike Price $131.00	(60)	(743,940)	(60)
WP Carey
Expires 03/16/2019, Strike Price $75.00	(20)	(147,740)	(800)
VIX
Expires 04/20/2019, Strike Price $21.00	(60)	(88,680)	(4,500)
Put Options
Air Lease Corp.
Expires 05/18/2019, Strike Price $25.00	(20)	(74,720)	(200)
Expires 05/18/2019, Strike Price $30.00	(60)	(224,160)	(900)
iShares iBoxx High Yield Corporate Bond ETF
Expires 04/20/2019, Strike Price $81.00	(300)	(2,572,500)	(2,400)
Six Flags Entertainment Corp.
Expires 03/16/2019, Strike Price $52.50	(55)	(306,405)	(825)
United States Oil Fund
Expires 03/16/2019, Strike Price $10.00	(100)	(119,500)	(100)

TOTAL WRITTEN OPTIONS
(Premiums Received $46,715)			$(43,560)

(a)	Security considered to be a Master Limited Partnership. At February 28, 2019, these securities amounted to $2,745,332 or 5.67% of total net assets.
(b)	Underlying security for a written/purchased option.
(c)	REIT - Real Estate Investment Trust.
(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At February 28, 2019, these securities amounted to $3,693,819, which represents 7.63% of total net assets.
(e)	All or a portion of the shares have been committed as collateral for open short positions.
(f)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at February 28, 2019 is $3,062,460, which represents 6.32% of total net assets.
(g)	Level 3 security in accordance with fair value hierarchy.
(h)	Non-income producing security.
(i)	Dividend rates currently not available.
(j)	The rate shown is the 7-day effective yield as of February 28, 2019.
(k)	Refer to table below for details on Options Contracts.

CBT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments and other financial instruments were measured at February 28, 2019:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$11,755,599	$-	$-		$11,755,599
Corporate Bonds	-	10,861,036	-		10,861,036
Municipal Bonds	-	9,061,320	-		9,061,320
Preferred Stock	2,029,352	3,051,948	-		5,081,300
U.S. Government & Agency Obligations	-	1,762,730	3,062,460		4,825,190
Asset-Backed Securities	-	3,406,540	-		3,406,540
Closed-End Funds	2,660,699	-	-		2,660,699
Warrants	-	193,900	-		193,900
Short-Term Investment	1,358,857	-	-		1,358,857
Total Assets	$17,804,507	$28,337,474	$3,062,460	*	$49,204,441

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(298,880)	$-	$-	$(298,880)
Exchange Traded Fund	(212,800)	-	-	(212,800)
Total Liabilities	$(511,680)	$-	$-	$(511,680)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$246,270	$-	$-	$246,270
Written Options	(43,560)	-	-	(43,560)
Futures**
Unrealized Appreciation	6,942	-	-	6,942
Unrealized Depreciation	(431,536)	-	-	(431,536)
Total Other Financial Instruments	$(221,884)	$-	$-	$(221,884)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2018	$3,097,093
Accrued discounts/premiums	(1,208)
Realized gain/(loss)	(1,102)
Change in appreciation/(depreciation)	11,065
Purchases	-
Sales	(43,363)
Amortization sold	(25)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2019	$3,062,460
Change in unrealized losses included in earnings related to securities still held at reporting date	$11,065

For the period ended February 28, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

CCM Alternative Income Fund

Schedule of Investments February 28, 2019 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2019. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2019	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$2,214,434	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 6.68 - 15.85 years (11.27 year average maturity). 1 has a remaining maturity term of 28.36 years, a remaining Lockout period of 3.29 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).
			Average Life	0.23 years - 4.16 years (1.54 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+235 - N+240 (N+237)
			Offered Quotes Variance to Mark	-0.57% - +1.00% (0.41%)
U.S. Government & Agency Obligations - USDA Loan	$848,026	Matrix Pricing	Structure	40 year term (No Prepayment Penalty)
			Coupon	5.95%
			Spread to Benchmark	231/N/8.5CPR
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2019, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 29, 2019

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: April 29, 2019